Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000169822 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Flexible MunicipalHigh Income ETF
Class Name	First Trust Flexible MunicipalHigh Income ETF
Trading Symbol	MFLX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Flexible Municipal High Income ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MFLX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MFLX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Flexible Municipal High Income ETF	$79(1)	0.75%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 79	[1]
Expense Ratio, Percent	0.75%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.97% for the 12 months ended August 31, 2024. The Fund outperformed its benchmark, the Bloomberg Municipal Long Bond (22+) Index, which returned 8.34% for the same Period.
The following key Fund factors impacted Fund performance relative to the benchmark during the Period:
Credit Rating: The Fund’s selection and allocation of NR (“not-rated”) bonds was the primary contributor to Fund outperformance relative to the benchmark while the selection and allocation of BBB rated bonds was a secondary contributor. The Fund’s selection of A rated bonds was the primary detractor to Fund performance relative to the benchmark.
Yield Curve Positioning/Duration: Relative to the benchmark, the Fund’s selection of bonds in the 18+ years to maturity range and the allocation of levered closed-end funds were the primary contributors for Fund outperformance. The Fund’s allocation to bonds in the 16-18 years to maturity range was a secondary contributor. The Fund’s allocation to bonds in cash and the 10-12 years to maturity range were the primary detractors to Fund performance. Examining effective duration, the Fund’s selection of bonds with an effective duration of 7-10 years and the allocation and selection of the levered closed-end funds were the leading contributors to Fund performance while the Fund’s allocation and selection of bonds with an effective duration of 0-1 years and allocation in cash were the main detractors to Fund performance.
Interest Rate Hedge: The use of Treasury futures to hedge interest rate risk was a modest positive contributor to Fund performance.
Sector/Industry: The allocation of closed-end funds, as well as Health Care bonds and the selection of bonds in the Special Tax sectors were the leading contributors to Fund outperformance. Conversely, the Fund’s allocation to cash and selection to Utilities sectors were detractors to Fund performance.
U.S. Treasury Rate Trends: The 10-Year and 30-Year U.S. Treasury yields decreased by approximately 21 basis points (“bps”) and 1 bp, respectively, to 3.90% and 4.20%.
Industry Fund Flows: According to data collected by Investment Company Institute, fund outflows totaled approximately $4.76 billion; however, for the six months ended August 31, 2024, fund flows turned positive at $8.89 billion.
New Issue Supply: According to the Securities Industry and Financial Markets Assocation, primary market supply stood at $467.8 billion. New issue supply is up 34% year-to-date in 2024 as compared to the prior year.
Municipal Credit Yields: According to Municipal Market Data, AAA yield curve data, 10-Year and 30-Year municipal yields decreased 22 bps and 28 bps, respectively, to 2.71% and 3.60%.
Municipal Credit Spreads: Credit spreads for high yield, BBB, and A rated bonds all compressed.
During the Period, the Fund purchased odd lot positions which had a positive impact on performance of 0.058%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 27, 2016 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	5 Year	Since Inception (9/27/16)
First Trust Flexible Municipal High Income ETF	9.97%	1.26%	1.85%
Bloomberg Municipal Long Bond (22+) Index	8.34%	0.53%	1.98%
Blended Benchmark(1)	9.20%	1.96%	3.00%
Bloomberg Municipal Bond Index	6.09%	1.02%	1.94%
(1)	The Blended Benchmark returns are a 50/50 split between the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Bond Index.

Performance Inception Date	Sep. 27, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MFLX for more recent performance information.
Net Assets	$ 15,634,548
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 112,116
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$15,634,548
Total number of portfolio holdings	71
Total advisory fee paid	$112,116
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Municipal Bonds	90.5%
Closed-End Funds	8.1%
Net Other Assets and Liabilities	1.4%
Total	100.0%
Credit Quality(1)
(1) This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Any amount shown as 0.0% represents less than 0.1%.

Credit Quality Explanation [Text Block]	This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
C000205110 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Low DurationStrategic Focus ETF
Class Name	First Trust Low DurationStrategic Focus ETF
Trading Symbol	LDSF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Low Duration Strategic Focus ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LDSF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LDSF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Strategic Focus ETF	$21(1)	0.20%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 21	[2]
Expense Ratio, Percent	0.20%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.46% for the 12 months ended August 31, 2024. The Fund outperformed its primary benchmark, the Bloomberg 1-5 Year Government/Credit Index, which returned 6.67% for the same Period. The Fund underperformed the secondary blended benchmark (80% Bloomberg 1-5 Year Government/Credit Index and 20% ICE BofA US High Yield Constrained Index), which returned 7.82% for the same Period.
The outperformance relative to the primary benchmark and the underperformance relative to the secondary benchmark were driven by the Fund’s allocation to credit spread sensitive assets through investments such as investment grade corporate bonds, mortgage-backed securities (“MBS”), high-yield bonds and senior loans, as these assets outperformed. The primary benchmark has no allocation to high-yield bonds, in contrast to 20% in the secondary benchmark. Neither benchmark had an allocation to MBS during the Period.
High yield corporate bond spreads narrowed from 387 to 318 basis points and the ICE BofA US High Yield Constrained Index returned 12.47%, as ‘risk’ assets benefitted from continued economic and corporate profit growth and market enthusiasm surrounding Artificial Intelligence-related growth companies provided a tailwind to returns. Meanwhile, the Federal Reserve (the “Fed”) made their last rate hike in July of 2023 and remained on hold throughout the Period before declining inflation and signs of labor market deterioration caused them to signal that rate cuts are expected in 2024, causing the market to price in lower yields and providing greater confidence the Fed would engineer a soft landing.
The Fund’s largest allocations were to MBS and short-duration investment-grade corporate bonds through the First Trust Low Duration Opportunities ETF and the First Trust Limited Duration Investment Grade Corporate ETF. These ETFs individually represented between 35% and 40% of the Fund and contributed positively to performance relative to the primary benchmark but were modest drags on returns relative to the blended benchmark given the blended benchmark’s exposure to high yield bonds, as both funds returned 7.66% on a market price basis, over the Period.
The best performing holding was the First Trust Tactical High Yield ETF which the Fund held at 10% over the entire Period and returned 11.20% on a market price basis, and which benefited from tightening credit spreads, declining interest rates and elevated levels of income. This allocation to high yield resulted in roughly a 10% overweight to the primary benchmark and a 10% underweight to the secondary blended benchmark.
The top detractor from relative performance was the First Trust Enhanced Short Maturity ETF which returned 5.68% on a market price basis, in line with a modest spread over the target range of the Federal Funds target rate, which was between 5.25% and 5.50% for the entire Period, however it underperformed both benchmarks. The declining rate environment, in which the 2-Year U.S. Treasury fell from 4.86% to 3.91% and the 10-Year U.S. Treasury declined from 4.11% to 3.90%, provided a greater benefit to total returns of fixed income securities with longer duration.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 3, 2019 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	5 Year	Since Inception (1/3/19)
First Trust Low Duration Strategic Focus ETF	7.46%	1.57%	2.19%
Bloomberg 1-5 Year Government/Credit Index	6.67%	1.32%	1.93%
Blended Benchmark(1)	7.82%	1.96%	2.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.04%	1.39%
(1)
The Blended Benchmark consists of the following two indexes: 80% of the Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%.

Performance Inception Date	Jan. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LDSF for more recent performance information.
Net Assets	$ 153,152,294
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 257,182
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$153,152,294
Total number of portfolio holdings	8
Total advisory fee paid	$257,182
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000214901 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - November
Class Name	FT Vest U.S. Equity Buffer ETF - November
Trading Symbol	FNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - November (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - November	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.61% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	13.93%
Changes in other Variables	1.53%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 15, 2019 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (11/15/19)
FT Vest U.S. Equity Buffer ETF - November	14.61%	9.31%
S&P 500® Index	27.14%	15.01%

Performance Inception Date	Nov. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FNOV for more recent performance information.
Net Assets	$ 701,158,434
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,876,908
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$701,158,434
Total number of portfolio holdings	5
Total advisory fee paid	$4,876,908
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	108.2%
Written Options	(8.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FNOV
C000215123 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Mid Cap ETF
Class Name	First Trust Active Factor Mid Cap ETF
Trading Symbol	AFMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Active Factor Mid Cap ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFMC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFMC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Mid Cap ETF	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.81% for the 12 months ended August 31, 2024. The Fund outperformed its benchmark, the S&P MidCap 400® Index, which returned 18.75% for the same Period.
This outperformance was largely attributable to strong performance from the momentum and quality factors. The momentum factor benefited from the Artificial Intelligence trade. Additionally, quality stocks with better balance sheets and higher profitability outpaced peers as interest rates remained higher than expected. The strong performance was also aided by positive selection and industry effects. By contrast, the value factor subtracted from the Fund’s returns during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 3, 2019 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (12/3/19)
First Trust Active Factor Mid Cap ETF	26.81%	11.41%
S&P MidCap 400® Index	18.75%	11.53%
Russell 3000® Index	26.14%	14.60%

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AFMC for more recent performance information.
Net Assets	$ 14,228,486
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 62,842
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$14,228,486
Total number of portfolio holdings	247
Total advisory fee paid	$62,842
Portfolio turnover rate	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
United Therapeutics Corp.	1.6%
Sprouts Farmers Market, Inc.	1.5%
Toll Brothers, Inc.	1.5%
Tenet Healthcare Corp.	1.3%
KB Home	1.2%
MGIC Investment Corp.	1.2%
Old Republic International Corp.	1.2%
GoDaddy, Inc., Class A	1.1%
EMCOR Group, Inc.	1.1%
Vistra Corp.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United Therapeutics Corp.	1.6%
Sprouts Farmers Market, Inc.	1.5%
Toll Brothers, Inc.	1.5%
Tenet Healthcare Corp.	1.3%
KB Home	1.2%
MGIC Investment Corp.	1.2%
Old Republic International Corp.	1.2%
GoDaddy, Inc., Class A	1.1%
EMCOR Group, Inc.	1.1%
Vistra Corp.	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/AFMC or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/AFMC
C000169819 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Income Opportunities ETF
Class Name	First Trust Income Opportunities ETF
Trading Symbol	FCEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Income Opportunities ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCEF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCEF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Income Opportunities ETF	$94(1)	0.85%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 94	[3]
Expense Ratio, Percent	0.85%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.94% for the 12 months ended August 31, 2024. The Fund outperformed its blended benchmark, which consists of the following two indexes: 60% of the First Trust Equity Closed-End Fund Total Return Index, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index. The blended benchmark returned 21.00% for the same Period.
This outperformance was a result of several factors including the security selection within the portfolio, sector selection as well as the Fund’s ability to actively manage positions on a continuous basis. Strength across the board in closed-end funds allowed the Fund to move out of previously established defensive positions and into funds which had the best potential for growth in the current market environment.
The Fund posted strong performance during the Period on anticipation that the Federal Reserve would begin to lower interest rates in an effort to encourage growth in a slowing economy. Strong general equity market performance also played a role in the Fund posting a double-digit total return for the Period.
In the closed-end fund space, wide discounts and the proactive move by many Fund sponsors to raise distribution levels encouraged retail investors to revisit the closed-end fund space as an investment option within their portfolios. As investor sentiment turned, we witnessed buyers return to the space. In the past, the Fund witnessed fund sponsors raising distributions in the equity-based funds to coincide with total returns funds were generating, however, the use of a total return-like distribution policy has not been common within the fixed income funds.
Driving fund sponsors to push distribution rates higher was an activist hedge fund. The hedge fund had been accumulating large share positions in a multitude of outstanding closed-end funds which it used to press sponsors to initiate policies which would work to reduce discounts. In some instances, this shareholder sought Board of Director seats, initiated proxy contests and worked to take over fund mandates. While these types of shareholders have existed in the closed-end fund space for a number of years, the engagement that we witnessed over the last year was unprecedented.
During the fiscal year, the Fund continued to make a conscious effort to continue to pay an attractive distribution to shareholders, one that consists predominately of income from the underlying funds.
The Fund will continue to utilize a total return approach to investing that has worked so well through the years. While big “yields” in the closed-end fund space can be enticing to investors, the ability of the Fund to deliver that yield through a portfolio that delivers a total return above and beyond the payout is where the Fund will focus.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 27, 2016 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	5 Year	Since Inception (9/27/16)
First Trust Income Opportunities ETF	21.94%	6.62%	7.27%
Russell 3000® Index	26.14%	15.19%	14.25%
Blended Benchmark(1)	21.00%	6.28%	6.83%
(1)
A blended benchmark (the “Blended Benchmark”) comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Performance Inception Date	Sep. 27, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCEF for more recent performance information.
Net Assets	$ 38,496,587
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 259,088
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$38,496,587
Total number of portfolio holdings	54
Total advisory fee paid	$259,088
Portfolio turnover rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments and percentage of net assets, respectively, of the Fund.
Top Ten Holdings
Eaton Vance Tax-Advantaged Global Dividend Income Fund	4.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.7%
abrdn Healthcare Opportunities Fund	3.5%
abrdn Healthcare Investors	3.5%
abrdn Global Infrastructure Income Fund	3.3%
Source Capital, Inc.	3.3%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.3%
John Hancock Tax-Advantaged Dividend Income Fund	3.3%
Invesco Variable Rate Investment Grade ETF	3.2%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.1%
Fund Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Eaton Vance Tax-Advantaged Global Dividend Income Fund	4.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.7%
abrdn Healthcare Opportunities Fund	3.5%
abrdn Healthcare Investors	3.5%
abrdn Global Infrastructure Income Fund	3.3%
Source Capital, Inc.	3.3%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.3%
John Hancock Tax-Advantaged Dividend Income Fund	3.3%
Invesco Variable Rate Investment Grade ETF	3.2%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.1%

C000200735 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust TCW Unconstrained Plus Bond ETF
Class Name	First Trust TCW Unconstrained Plus Bond ETF
Trading Symbol	UCON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust TCW Unconstrained Plus Bond ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/UCON. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/UCON
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust TCW Unconstrained Plus Bond ETF	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.35% for the 12 months ended August 31, 2024. The Fund outperformed its benchmark, the ICE BofA 3-Month US Treasury Bill Index, which returned 5.48% for the same Period.
This outperformance was largely driven by the positive duration (sensitivity to interest rate moves) position, which reached a cycle-long of approximately 3.6 years by the end of October 2023 but hovered near 3.0 years thereafter. While this positive duration position weighed on returns early in the Period as rates reached their cycle highs in October 2023, the precipitous decline in Treasury yields over the last two months as markets became increasingly confident in a September 2024 rate cut by the Federal Reserve more than offset the performance drag that had accumulated up to that point.
Also significant to outperformance was the allocation to fixed income spread sectors given a broad-based reduction in yield premiums across sectors, spurred by the late 2023 rally and attendant investor optimism regarding the future state of the economy. Though this optimism moderated somewhat in the first half of 2024, valuations remain rich across a large swath of the fixed income market, especially corporates where yield premiums remain near post-Great Financial Crisis lows. As such, exposure to corporates benefitted relative returns, with the strong market tone providing opportunity to crystalize gains and trim holdings where investment theses materialized. This was most prominent across the banking sector, where UBS (formerly Credit Suisse) contributed from an issue selection standpoint as it stabilized from its early 2023 dislocations, while other large systemically important banks that had been a focus in the Fund’s holdings also rallied and compressed towards the rest of the investment grade corporate index.
Away from corporates, securitized credit exposure was also additive. Non-agency holdings performed the best amid sustained demand and limited net issuance in the sector, with investor optimism helping drive a flattening of credit curves and outperformance among more subordinated tranches. Asset-backed securities were also additive, with collateralized loan obligations contributing as their floating rate nature mitigated the impact of rising rates while falling yield premiums helped propel the sector to strong returns. Among commercial mortgage-backed securities (“MBS”), positioning favored private label issues, focusing on single asset single borrower deals which benefitted from strong performing collateral. Finally, despite strong performance in recent months as yields have come down, agency MBS detracted for the Period given elevated levels of rate volatility throughout much of the Period. Derivatives positioning in the Fund was largely focused on futures positions to manage duration, interest rate swaps for hedging, and a small allocation to currency forwards, all of which had little impact on the Fund’s performance for the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 4, 2018 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	5 Year	Since Inception (6/4/18)
First Trust TCW Unconstrained Plus Bond ETF	8.35%	2.89%	3.47%
ICE BofA 3-Month US Treasury Bill Index	5.48%	2.27%	2.27%
ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index(1)	5.57%	2.50%	2.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.71%
(1)
On May 31, 2023, the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index was replaced as a securities market index for the Fund with the ICE BofA 3‑Month US Treasury Bill Index in connection with the phase out of the London interbank offered rate.

Performance Inception Date	Jun. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/UCON for more recent performance information.
Net Assets	$ 2,906,455,874
Holdings Count | Holding	1,052
Advisory Fees Paid, Amount	$ 17,623,436
Investment Company Portfolio Turnover	314.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$2,906,455,874
Total number of portfolio holdings	1,052
Total advisory fee paid	$17,623,436
Portfolio turnover rate	314%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 5.19%	6.3%
Federal Home Loan Bank Discount Notes, 0.00%, 01/27/25	4.0%
U.S. Treasury Bill, 0.00%, 10/17/24	2.4%
U.S. Treasury Bill, 0.00%, 11/12/24	2.4%
Federal Home Loan Bank Discount Notes, 0.00%, 01/14/25	2.3%
U.S. Treasury Bill, 0.00%, 11/14/24	2.0%
U.S. Treasury Note, 3.75%, 08/15/27	1.9%
U.S. Treasury Bill, 0.00%, 10/29/24	1.7%
U.S. Treasury Bill, 0.00%, 11/21/24	1.5%
Government National Mortgage Association, Pool TBA, 5.00%, 10/15/54	1.2%
Credit Quality(1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
Any amount shown as 0.0% represents less than 0.1%.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 5.19%	6.3%
Federal Home Loan Bank Discount Notes, 0.00%, 01/27/25	4.0%
U.S. Treasury Bill, 0.00%, 10/17/24	2.4%
U.S. Treasury Bill, 0.00%, 11/12/24	2.4%
Federal Home Loan Bank Discount Notes, 0.00%, 01/14/25	2.3%
U.S. Treasury Bill, 0.00%, 11/14/24	2.0%
U.S. Treasury Note, 3.75%, 08/15/27	1.9%
U.S. Treasury Bill, 0.00%, 10/29/24	1.7%
U.S. Treasury Bill, 0.00%, 11/21/24	1.5%
Government National Mortgage Association, Pool TBA, 5.00%, 10/15/54	1.2%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/UCON or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective December 31, 2024, Stephen M. Kane will retire from the Fund’s investment sub-advisor and will no longer serve as a portfolio manager of the Fund.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/UCON
C000211017 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - August
Class Name	FT Vest U.S. Equity Buffer ETF - August
Trading Symbol	FAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - August (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - August	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.80% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	12.41%
Changes in other Variables	5.24%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 6, 2019 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (11/6/19)
FT Vest U.S. Equity Buffer ETF - August	16.80%	8.76%
S&P 500® Index	27.14%	15.30%

Performance Inception Date	Nov. 06, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAUG for more recent performance information.
Net Assets	$ 736,421,939
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,109,995
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$736,421,939
Total number of portfolio holdings	5
Total advisory fee paid	$5,109,995
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.6%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FAUG
C000214903 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - November
Class Name	FT Vest U.S. EquityDeep Buffer ETF - November
Trading Symbol	DNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - November (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - November	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.86% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	12.12%
Changes in other Variables	2.59%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 15, 2019 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (11/15/19)
FT Vest U.S. Equity Deep Buffer ETF - November	13.86%	6.90%
S&P 500® Index	27.14%	15.01%

Performance Inception Date	Nov. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DNOV for more recent performance information.
Net Assets	$ 246,031,226
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,196,223
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$246,031,226
Total number of portfolio holdings	5
Total advisory fee paid	$2,196,223
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	110.2%
Written Options	(10.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DNOV
C000215124 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Small Cap ETF
Class Name	First Trust Active Factor Small Cap ETF
Trading Symbol	AFSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Active Factor Small Cap ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFSM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Small Cap ETF	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.72% for the 12 months ended August 31, 2024. The Fund outperformed its benchmark, the Russell 2000® Index, which returned 18.47% for the same Period.
This outperformance was largely attributable to strong performance from the momentum and quality factors.  The momentum factor benefited from the Artificial Intelligence trade. Stocks with better balance sheets and higher profitability outpaced peers as interest rates remained higher than expected. In addition, selection effect added to performance. By contrast, the value factor and sector exposures, primarily from an underweight to the Technology and Financials sectors, subtracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 3, 2019 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (12/3/19)
First Trust Active Factor Small Cap ETF	22.72%	10.29%
Russell 2000® Index	18.47%	8.54%
Russell 3000® Index	26.14%	14.60%

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AFSM for more recent performance information.
Net Assets	$ 15,282,901
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 53,780
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$15,282,901
Total number of portfolio holdings	307
Total advisory fee paid	$53,780
Portfolio turnover rate	79%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
National HealthCare Corp.	1.3%
Mueller Industries, Inc.	1.1%
Alkermes PLC	1.0%
InterDigital, Inc.	0.9%
Abercrombie & Fitch Co., Class A	0.9%
SkyWest, Inc.	0.9%
Daktronics, Inc.	0.9%
Catalyst Pharmaceuticals, Inc.	0.9%
M/I Homes, Inc.	0.8%
Preferred Bank	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
National HealthCare Corp.	1.3%
Mueller Industries, Inc.	1.1%
Alkermes PLC	1.0%
InterDigital, Inc.	0.9%
Abercrombie & Fitch Co., Class A	0.9%
SkyWest, Inc.	0.9%
Daktronics, Inc.	0.9%
Catalyst Pharmaceuticals, Inc.	0.9%
M/I Homes, Inc.	0.8%
Preferred Bank	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/AFSM or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/AFSM
C000217670 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - February
Class Name	FT Vest U.S. EquityDeep Buffer ETF - February
Trading Symbol	DFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - February (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - February	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.24% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	12.01%
Changes in other Variables	4.08%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 21, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (2/21/20)
FT Vest U.S. Equity Deep Buffer ETF - February	15.24%	6.82%
S&P 500® Index	27.14%	14.13%

Performance Inception Date	Feb. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DFEB for more recent performance information.
Net Assets	$ 262,627,031
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,080,212
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$262,627,031
Total number of portfolio holdings	5
Total advisory fee paid	$2,080,212
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	103.4%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DFEB
C000226051 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - March
Class Name	FT Vest U.S. EquityDeep Buffer ETF - March
Trading Symbol	DMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - March (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - March	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.93% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.91%
Changes in other Variables	4.87%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 19, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (3/19/21)
FT Vest U.S. Equity Deep Buffer ETF - March	12.93%	6.63%
S&P 500® Index	27.14%	12.93%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DMAR for more recent performance information.
Net Assets	$ 301,068,348
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,177,754
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$301,068,348
Total number of portfolio holdings	5
Total advisory fee paid	$2,177,754
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.4%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DMAR
C000224383 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Deep Buffer ETF
Class Name	FT Vest Laddered Deep Buffer ETF
Trading Symbol	BUFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Deep Buffer ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Deep Buffer ETF	$20(1)	0.19%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 20	[4]
Expense Ratio, Percent	0.19%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.97% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.44%
Changes in other Variables	4.58%
Fees and Expenses**	-1.05%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 20, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (1/20/21)
FT Vest Laddered Deep Buffer ETF	13.97%	6.04%
S&P 500® Index	27.14%	12.91%

Performance Inception Date	Jan. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 10, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFD for more recent performance information.
Net Assets	$ 978,328,172
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,509,179
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$978,328,172
Total number of portfolio holdings	13
Total advisory fee paid	$1,509,179
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFD or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective May 10, 2024, the name of the Fund changed from “FT Vest Fund of Deep Buffer ETFs” to “FT Vest Laddered Deep Buffer ETF.” During the fiscal year ended August 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly. Pursuant to a contractual agreement, effective August 1, 2024, the Fund’s investment advisor agreed to waive management fees of 0.10% of average daily net assets through December 31, 2025.

Material Fund Change Name [Text Block]	Effective May 10, 2024, the name of the Fund changed from “FT Vest Fund of Deep Buffer ETFs” to “FT Vest Laddered Deep Buffer ETF.”
Material Fund Change Expenses [Text Block]	Pursuant to a contractual agreement, effective August 1, 2024, the Fund’s investment advisor agreed to waive management fees of 0.10% of average daily net assets through December 31, 2025.
Material Fund Change Strategies [Text Block]	During the fiscal year ended August 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]	During the fiscal year ended August 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFD
C000226050 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - March
Class Name	FT Vest U.S. Equity Buffer ETF - March
Trading Symbol	FMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - March (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - March	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.67% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.84%
Changes in other Variables	4.68%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 19, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (3/19/21)
FT Vest U.S. Equity Buffer ETF - March	15.67%	10.45%
S&P 500® Index	27.14%	12.93%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMAR for more recent performance information.
Net Assets	$ 860,250,150
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,672,327
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$860,250,150
Total number of portfolio holdings	5
Total advisory fee paid	$4,672,327
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.2%
Written Options	(2.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMAR
C000226055 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity ModerateBuffer ETF - March
Class Name	FT Vest International Equity ModerateBuffer ETF - March
Trading Symbol	YMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - March (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - March	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.98% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 19.40% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.77%
Changes in other Variables	4.11%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 19, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (3/19/21)
FT Vest International Equity Moderate Buffer ETF - March	14.98%	5.42%
MSCI EAFE Index	19.40%	5.63%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 18, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/YMAR for more recent performance information.
Net Assets	$ 99,693,605
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 691,292
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$99,693,605
Total number of portfolio holdings	5
Total advisory fee paid	$691,292
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.2%
Written Options	(1.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective March 18, 2024, the name of the Fund changed from “FT Vest International Equity Buffer ETF - March” to “FT Vest International Equity Moderate Buffer ETF - March”, the Fund’s buffer against Underlying ETF losses increased from 10% to 15%, and the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Material Fund Change Name [Text Block]
Effective March 18, 2024, the name of the Fund changed from “FT Vest International Equity Buffer ETF - March” to “FT Vest International Equity Moderate Buffer ETF - March”, the Fund’s buffer against Underlying ETF losses increased from 10% to 15%, and the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/YMAR
C000227373 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Innovation Leaders ETF
Class Name	First Trust Innovation Leaders ETF
Trading Symbol	ILDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Innovation Leaders ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ILDR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ILDR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Innovation Leaders ETF	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 29.64% for the 12 months ended August 31, 2024. The Fund underperformed its benchmark, the Russell 3000® Growth Index, which returned 30.10% for the same Period.
This underperformance was driven by negative selection effect and mostly offset by favorable allocation.
Key Drivers of Negative Selection Effect:
  Health Care stocks were the largest detriment to the Fund’s performance for the Period as stock selection within the Health Care sector drove 367 basis points (bps) of underperformance.
    The Fund did not have exposure to Eli Lilly and Company which had an average benchmark weight of 2.33% for the Period and returned 74.37% as its leading weight loss drugs gained approval from the Food and Drug Administration and went to market.
    High contribution to negative selection effect for the Period arose from Coherus Biosciences, Inc., down 65.85%, Replimune Group, Inc., down 50.20%, Fulgent Genetics, Inc., down 37.85% and Inmode Ltd., down 37.54%.
  NVIDIA Corp. contributed to negative performance despite the Fund having an average exposure of 6.03% to the stock for the Period. NVIDIA Corp. was up 141.93% on the strength of Artificial Intelligence-related demand for its Graphics Processing Units. However, the benchmark had an average weight of 7.04% to NVIDIA for the Period which generated relative underperformance for the Fund.
Key Drivers of Positive Allocation Effect:
  Within the Consumer Discretionary sector holdings, the Fund held few stocks and, predominately, Amazon.com, Inc. This provided favorable allocation as the Fund’s average discretionary weight was only 5.68% for the Period compared with 14.71% in the benchmark. As consumers exhibited spending exhaustion driven by inflation ravaged incomes, the sector did not keep pace with the broader market for the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 25, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (5/25/21)
First Trust Innovation Leaders ETF	29.64%	5.16%
Russell 3000® Growth Index	30.10%	11.76%
Russell 3000® Index	26.14%	9.73%

Performance Inception Date	May 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/ILDR for more recent performance information.
Net Assets	$ 40,147,388
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 191,103
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$40,147,388
Total number of portfolio holdings	63
Total advisory fee paid	$191,103
Portfolio turnover rate	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	7.7%
Oracle Corp.	6.0%
Amazon.com, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc., Class C	3.9%
ServiceNow, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Uber Technologies, Inc.	3.3%
Broadcom, Inc.	3.0%
Siemens AG	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.7%
Oracle Corp.	6.0%
Amazon.com, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc., Class C	3.9%
ServiceNow, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Uber Technologies, Inc.	3.3%
Broadcom, Inc.	3.0%
Siemens AG	2.3%

C000241937 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - May
Class Name	FT Vest U.S. EquityModerate Buffer ETF - May
Trading Symbol	GMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - May	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.37% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.37%
Changes in other Variables	4.85%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 19, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (5/19/23)
FT Vest U.S. Equity Moderate Buffer ETF - May	13.37%	14.48%
S&P 500® Index	27.14%	28.01%

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GMAY for more recent performance information.
Net Assets	$ 275,190,760
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,264,254
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$275,190,760
Total number of portfolio holdings	5
Total advisory fee paid	$1,264,254
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.7%
Written Options	(3.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GMAY
C000211018 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - August
Class Name	FT Vest U.S. EquityDeep Buffer ETF - August
Trading Symbol	DAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - August (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - August	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.37% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.57%
Changes in other Variables	4.65%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 6, 2019 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (11/6/19)
FT Vest U.S. Equity Deep Buffer ETF - August	13.37%	5.29%
S&P 500® Index	27.14%	15.30%

Performance Inception Date	Nov. 06, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DAUG for more recent performance information.
Net Assets	$ 273,983,182
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,659,618
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$273,983,182
Total number of portfolio holdings	5
Total advisory fee paid	$2,659,618
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	101.7%
Written Options	(2.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DAUG
C000223312 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - December
Class Name	FT Vest Nasdaq-100® Buffer ETF - December
Trading Symbol	QDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - December (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - December	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.58% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 27.30% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.00%
Changes in other Variables	6.48%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 18, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (12/18/20)
FT Vest Nasdaq-100® Buffer ETF - December	15.58%	7.95%
Nasdaq-100 Index®	27.30%	13.21%
S&P 500® Index	27.14%	13.76%

Performance Inception Date	Dec. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QDEC for more recent performance information.
Net Assets	$ 355,470,601
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,809,339
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$355,470,601
Total number of portfolio holdings	5
Total advisory fee paid	$2,809,339
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	104.5%
Written Options	(4.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QDEC
C000224232 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - January
Class Name	FT Vest U.S. EquityDeep Buffer ETF - January
Trading Symbol	DJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - January (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - January	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.16% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.49%
Changes in other Variables	4.52%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 15, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (1/15/21)
FT Vest U.S. Equity Deep Buffer ETF - January	14.16%	6.59%
S&P 500® Index	27.14%	13.54%

Performance Inception Date	Jan. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DJAN for more recent performance information.
Net Assets	$ 245,331,379
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,991,100
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$245,331,379
Total number of portfolio holdings	5
Total advisory fee paid	$1,991,100
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	106.0%
Written Options	(6.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DJAN
C000224911 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - June
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - June
Trading Symbol	XJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.71% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.63%
Changes in other Variables	4.93%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 12, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (7/12/21)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	11.71%	7.87%
S&P 500® Index	27.14%	10.10%

Performance Inception Date	Jul. 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XJUN for more recent performance information.
Net Assets	$ 186,547,120
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 2,038,257
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$186,547,120
Total number of portfolio holdings	6
Total advisory fee paid	$2,038,257
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	111.7%
Written Options	(12.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XJUN
C000226054 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - March
Class Name	FT Vest Nasdaq-100® Buffer ETF - March
Trading Symbol	QMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - March (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - March	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.18% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 27.30% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.37%
Changes in other Variables	6.71%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 19, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (3/19/21)
FT Vest Nasdaq-100® Buffer ETF - March	15.18%	10.34%
Nasdaq-100 Index®	27.30%	13.84%
S&P 500® Index	27.14%	12.93%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QMAR for more recent performance information.
Net Assets	$ 416,610,335
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,712,496
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$416,610,335
Total number of portfolio holdings	5
Total advisory fee paid	$2,712,496
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.9%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QMAR
C000240892 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - February
Class Name	FT Vest U.S. EquityModerate Buffer ETF - February
Trading Symbol	GFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - February (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - February	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.58% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.17%
Changes in other Variables	4.26%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 17, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (2/17/23)
FT Vest U.S. Equity Moderate Buffer ETF - February	14.58%	14.79%
S&P 500® Index	27.14%	25.53%

Performance Inception Date	Feb. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GFEB for more recent performance information.
Net Assets	$ 393,977,223
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,402,428
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$393,977,223
Total number of portfolio holdings	5
Total advisory fee paid	$2,402,428
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	104.3%
Written Options	(4.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GFEB
C000242929 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - June
Class Name	FT Vest U.S. EquityModerate Buffer ETF - June
Trading Symbol	GJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - June (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - June	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.51% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.13%
Changes in other Variables	4.23%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 16, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (6/16/23)
FT Vest U.S. Equity Moderate Buffer ETF - June	14.51%	13.88%
S&P 500® Index	27.14%	24.55%

Performance Inception Date	Jun. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GJUN for more recent performance information.
Net Assets	$ 542,830,977
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,575,317
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$542,830,977
Total number of portfolio holdings	5
Total advisory fee paid	$2,575,317
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	102.1%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GJUN
C000242936 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - October
Class Name	FT Vest U.S. EquityModerate Buffer ETF - October
Trading Symbol	GOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - October (the “Fund”) for the period of October 20, 2023 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - October	$79(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 20, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 79	[5]
Expense Ratio, Percent	0.85%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.78% for the period from the Fund’s inception date on October 20, 2023 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 35.42% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.37%
Changes in other Variables	6.14%
Fees and Expenses	-0.73%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 20, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (10/20/23)
FT Vest U.S. Equity Moderate Buffer ETF - October	13.78%
S&P 500® Index	35.42%

Performance Inception Date	Oct. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GOCT for more recent performance information.
Net Assets	$ 95,773,283
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 925,283
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$95,773,283
Total number of portfolio holdings	5
Total advisory fee paid	$925,283
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	116.5%
Written Options	(16.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000243421 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - August
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - August
Trading Symbol	XAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.82% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.40%
Changes in other Variables	5.27%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 18, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (8/18/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	10.82%	12.01%
S&P 500® Index	27.14%	30.01%

Performance Inception Date	Aug. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XAUG for more recent performance information.
Net Assets	$ 27,550,932
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 215,388
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$27,550,932
Total number of portfolio holdings	6
Total advisory fee paid	$215,388
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	112.0%
Written Options	(13.0%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XAUG
C000226537 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - April
Class Name	FT Vest U.S. Equity Buffer ETF - April
Trading Symbol	FAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - April (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - April	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.33% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	12.40%
Changes in other Variables	8.78%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 16, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (4/16/21)
FT Vest U.S. Equity Buffer ETF - April	20.33%	8.86%
S&P 500® Index	27.14%	10.98%

Performance Inception Date	Apr. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAPR for more recent performance information.
Net Assets	$ 689,112,102
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,290,770
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$689,112,102
Total number of portfolio holdings	5
Total advisory fee paid	$4,290,770
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	103.8%
Written Options	(4.6%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FAPR
C000227615 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Expanded Technology ETF
Class Name	First Trust Expanded Technology ETF
Trading Symbol	XPND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Expanded Technology ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XPND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XPND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Expanded Technology ETF	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 29.18% for the 12 months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 38.73% for the same Period.
This underperformance was largely attributable to the Fund’s weighting methodology designed to minimize single stock risk and to the Fund’s exposure to industries outside of the benchmark. The Semiconductor stock NVIDIA Corp. (NVDA) represented over 15% of the benchmark and returned 141.93% over the Period, accounting for over 40% of the benchmark’s net contribution. The Fund caps the weight of individual names to a 4.50% max at the time of rebalance, which caused the Fund to be structurally underweight the technology market’s undisputed winner. The effect of the Fund’s underweight in NVDA accounted for a significant portion of the underperformance. The Financials sector and the Communication Services sector, which combined represented about 30% of the Fund, could not keep pace with the Information Technology sector. Of the five industries held by the Fund within these two sectors, only the Interactive Media & Services industry outperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 14, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (6/14/21)
First Trust Expanded Technology ETF	29.18%	11.04%
S&P 500® Information Technology Index	38.73%	19.19%
S&P 500® Index	27.14%	10.91%

Performance Inception Date	Jun. 14, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XPND for more recent performance information.
Net Assets	$ 21,065,698
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 94,936
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$21,065,698
Total number of portfolio holdings	51
Total advisory fee paid	$94,936
Portfolio turnover rate	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Broadcom, Inc.	5.1%
Oracle Corp.	5.0%
Apple, Inc.	5.0%
T-Mobile US, Inc.	4.7%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.6%
Mastercard, Inc., Class A	4.5%
Visa, Inc., Class A	4.2%
Microsoft Corp.	4.2%
International Business Machines Corp.	4.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Broadcom, Inc.	5.1%
Oracle Corp.	5.0%
Apple, Inc.	5.0%
T-Mobile US, Inc.	4.7%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.6%
Mastercard, Inc., Class A	4.5%
Visa, Inc., Class A	4.2%
Microsoft Corp.	4.2%
International Business Machines Corp.	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XPND or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XPND
C000230294 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - September
Class Name	FT Vest Nasdaq-100® Buffer ETF - September
Trading Symbol	QSPT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - September (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QSPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QSPT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - September	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.25% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 27.30% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.21%
Changes in other Variables	9.94%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 17, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (9/17/21)
FT Vest Nasdaq-100® Buffer ETF - September	20.25%	9.53%
Nasdaq-100 Index®	27.30%	9.52%
S&P 500® Index	27.14%	10.25%

Performance Inception Date	Sep. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QSPT for more recent performance information.
Net Assets	$ 293,273,209
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,162,299
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$293,273,209
Total number of portfolio holdings	5
Total advisory fee paid	$2,162,299
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	106.8%
Written Options	(7.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QSPT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QSPT
C000242934 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - December
Class Name	FT Vest U.S. EquityModerate Buffer ETF - December
Trading Symbol	GDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - December (the “Fund”) for the period of December 15, 2023 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - December	$64(1)	0.85%(2)
(1)	The Fund commenced investment operations on December 15, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 64	[7]
Expense Ratio, Percent	0.85%	[8]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.79% for the period from the Fund’s inception date on December 15, 2023 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.86% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.05%
Changes in other Variables	3.34%
Fees and Expenses	-0.60%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 15, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (12/15/23)
FT Vest U.S. Equity Moderate Buffer ETF - December	9.79%
S&P 500® Index	20.86%

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GDEC for more recent performance information.
Net Assets	$ 126,965,952
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 985,390
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$126,965,952
Total number of portfolio holdings	5
Total advisory fee paid	$985,390
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	108.5%
Written Options	(8.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242937 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - September
Class Name	FT Vest U.S. EquityModerate Buffer ETF - September
Trading Symbol	GSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - September (the “Fund”) for the period of September 15, 2023 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - September	$88(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 15, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 88	[9]
Expense Ratio, Percent	0.85%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.60% for the period from the Fund’s inception date on September 15, 2023 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 28.68% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.82%
Changes in other Variables	4.59%
Fees and Expenses	-0.81%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 15, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (9/15/23)
FT Vest U.S. Equity Moderate Buffer ETF - September	13.60%
S&P 500® Index	28.68%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GSEP for more recent performance information.
Net Assets	$ 128,444,282
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 980,170
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$128,444,282
Total number of portfolio holdings	5
Total advisory fee paid	$980,170
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	110.8%
Written Options	(11.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000243422 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - July
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - July
Trading Symbol	XJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.14% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.19%
Changes in other Variables	4.80%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 21, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (7/21/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	12.14%	11.25%
S&P 500® Index	27.14%	23.61%

Performance Inception Date	Jul. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XJUL for more recent performance information.
Net Assets	$ 51,944,949
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 406,735
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$51,944,949
Total number of portfolio holdings	6
Total advisory fee paid	$406,735
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	111.7%
Written Options	(12.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XJUL
C000245572 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
Trading Symbol	XAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (the “Fund”) for the period of April 19, 2024 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	$32(1)	0.85%(2)
(1)	The Fund commenced investment operations on April 19, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 32	[11]
Expense Ratio, Percent	0.85%	[12]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.33% for the period from the Fund’s inception date on April 19, 2024 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 14.29% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	3.98%
Changes in other Variables	2.66%
Fees and Expenses	-0.31%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 19, 2024 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (4/19/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	6.33%
S&P 500® Index	14.29%

Performance Inception Date	Apr. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XAPR for more recent performance information.
Net Assets	$ 14,217,464
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 39,472
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$14,217,464
Total number of portfolio holdings	5
Total advisory fee paid	$39,472
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	123.6%
Written Options	(24.3%)
Net Other Assets and Liabilities	0.7%
Total	100.0%

C000241464 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - April
Class Name	FT Vest U.S. EquityModerate Buffer ETF - April
Trading Symbol	GAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - April (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - April	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.93% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.00%
Changes in other Variables	7.78%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 21, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (4/21/23)
FT Vest U.S. Equity Moderate Buffer ETF - April	15.93%	16.28%
S&P 500® Index	27.14%	27.69%

Performance Inception Date	Apr. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GAPR for more recent performance information.
Net Assets	$ 218,741,924
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,375,718
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$218,741,924
Total number of portfolio holdings	5
Total advisory fee paid	$1,375,718
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	105.4%
Written Options	(6.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GAPR
C000242928 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - July
Class Name	FT Vest U.S. EquityModerate Buffer ETF - July
Trading Symbol	GJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - July (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - July	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.50% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.50%
Changes in other Variables	4.85%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 21, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (7/21/23)
FT Vest U.S. Equity Moderate Buffer ETF - July	15.50%	14.09%
S&P 500® Index	27.14%	23.61%

Performance Inception Date	Jul. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GJUL for more recent performance information.
Net Assets	$ 368,714,580
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,347,994
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$368,714,580
Total number of portfolio holdings	5
Total advisory fee paid	$2,347,994
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.3%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GJUL
C000242935 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - November
Class Name	FT Vest U.S. EquityModerate Buffer ETF - November
Trading Symbol	GNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - November (the “Fund”) for the period of November 17, 2023 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - November	$71(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 17, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 71	[13]
Expense Ratio, Percent	0.85%	[14]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.78% for the period from the Fund’s inception date on November 17, 2023 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 26.53% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.05%
Changes in other Variables	4.39%
Fees and Expenses	-0.66%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 17, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (11/17/23)
FT Vest U.S. Equity Moderate Buffer ETF - November	11.78%
S&P 500® Index	26.53%

Performance Inception Date	Nov. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GNOV for more recent performance information.
Net Assets	$ 158,473,141
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,059,751
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$158,473,141
Total number of portfolio holdings	5
Total advisory fee paid	$1,059,751
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	111.0%
Written Options	(11.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000250352 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Premium Income ETF - June
Class Name	FT Vest U.S. Equity Buffer & Premium Income ETF - June
Trading Symbol	XIJN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - June (the “Fund”) for the period of June 21, 2024 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIJN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - June	$17(1)	0.85%(2)
(1)	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 17	[15]
Expense Ratio, Percent	0.85%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.86% for the period from the Fund’s inception date on June 21, 2024 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 3.61% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.61%
Changes in other Variables	1.41%
Fees and Expenses	-0.16%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 21, 2024 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (6/21/24)
FT Vest U.S. Equity Buffer & Premium Income ETF - June	1.86%
S&P 500® Index	3.61%

Performance Inception Date	Jun. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XIJN for more recent performance information.
Net Assets	$ 4,634,133
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 5,185
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$4,634,133
Total number of portfolio holdings	15
Total advisory fee paid	$5,185
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	5.7%
Purchased Options	104.5%
Written Options	(11.0%)
Net Other Assets and Liabilities	0.8%
Total	100.0%

C000218639 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust TCW Securitized Plus ETF
Class Name	First Trust TCW Securitized Plus ETF
Trading Symbol	DEED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust TCW Securitized Plus ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DEED. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DEED
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust TCW Securitized Plus ETF	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.83% for the 12 months ended August 31, 2024. The Fund outperformed its benchmark, the Bloomberg U.S. Mortgage-Backed Securities Index, which returned 7.46% for the same Period.
This outperformance was driven by the Fund’s focus on structured credit given a continued tightening of yield spreads across collateral types and deal structures, with non-agency commercial mortgage-backed securities exposure providing the largest benefit. More specifically, the Fund’s emphasis on single asset single borrower deals with high-quality collateral and attractive yields provided a boost to relative returns, along with interest only commercial mortgage-backed securities bonds that benefitted from strong cash flows over the period. Issue selection in asset-backed securities was also notable, particularly collateralized loan obligations which benefitted from positive cash flows and strong market technicals as demand continued to outweigh supply. Finally, residential mortgage-backed securities exposure contributed, despite a drag from being underweight agency mortgage-backed securities in recent months as the sector has performed well amid declining rate volatility. Contributions came from non-agency holdings which benefitted from sustained demand and limited net issuance in the sector, with investor optimism helping drive a flattening of credit curves and outperformance among more subordinated tranches.
Also significant to relative performance was the Fund’s longer-than-Index duration position. While this duration position weighed on returns early in the Period as rates reached their cycle highs in October 2023, the precipitous decline in Treasury yields over the last two months as markets became increasingly confident in a September 2024 rate cut by the Federal Reserve more than offset the performance drag that had accumulated up to that point. Yield curve positioning focused on front-end yields provided a further boost as the recent rally has been led by the policy sensitive 2-Year yield. Derivative positioning in the Fund is largely focused on futures positions used to manage duration, with a small allocation to currency forwards which had little impact on the Fund’s performance for the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 29, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (4/29/20)
First Trust TCW Securitized Plus ETF	8.83%	-0.03%
Bloomberg U.S. Mortgage-Backed Securities Index	7.46%	-1.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.08%

Performance Inception Date	Apr. 29, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DEED for more recent performance information.
Net Assets	$ 72,819,140
Holdings Count | Holding	271
Advisory Fees Paid, Amount	$ 506,297
Investment Company Portfolio Turnover	408.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$72,819,140
Total number of portfolio holdings	271
Total advisory fee paid	$506,297
Portfolio turnover rate	408%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 5.19%	7.0%
U.S. Treasury Note, 3.75%, 08/31/26	5.1%
Federal National Mortgage Association, Pool TBA, 2.50%, 09/15/54	2.0%
Government National Mortgage Association, Pool TBA, 5.00%, 10/15/54	2.0%
Federal National Mortgage Association, Pool TBA, 3.00%, 09/15/54	1.6%
Government National Mortgage Association, Pool TBA, 2.50%, 09/15/54	1.5%
Government National Mortgage Association, Pool TBA, 4.50%, 09/15/54	1.4%
Federal National Mortgage Association, Pool TBA, 5.50%, 09/15/54	1.3%
Federal National Mortgage Association, Pool TBA, 2.00%, 09/15/54	1.3%
Federal Home Loan Mortgage Corporation, Pool QD7088, 2.00%, 02/01/52	1.3%
Credit Quality(1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S.Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
Any amount shown as 0.0% represents less than 0.1%.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S.Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 5.19%	7.0%
U.S. Treasury Note, 3.75%, 08/31/26	5.1%
Federal National Mortgage Association, Pool TBA, 2.50%, 09/15/54	2.0%
Government National Mortgage Association, Pool TBA, 5.00%, 10/15/54	2.0%
Federal National Mortgage Association, Pool TBA, 3.00%, 09/15/54	1.6%
Government National Mortgage Association, Pool TBA, 2.50%, 09/15/54	1.5%
Government National Mortgage Association, Pool TBA, 4.50%, 09/15/54	1.4%
Federal National Mortgage Association, Pool TBA, 5.50%, 09/15/54	1.3%
Federal National Mortgage Association, Pool TBA, 2.00%, 09/15/54	1.3%
Federal Home Loan Mortgage Corporation, Pool QD7088, 2.00%, 02/01/52	1.3%

C000219664 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - June
Class Name	FT Vest U.S. Equity Deep Buffer ETF - June
Trading Symbol	DJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - June (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - June	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.39% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.82%
Changes in other Variables	4.42%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 19, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (6/19/20)
FT Vest U.S. Equity Deep Buffer ETF - June	15.39%	8.11%
S&P 500® Index	27.14%	17.17%

Performance Inception Date	Jun. 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DJUN for more recent performance information.
Net Assets	$ 248,708,743
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,642,585
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$248,708,743
Total number of portfolio holdings	5
Total advisory fee paid	$1,642,585
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	101.1%
Written Options	(2.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DJUN
C000221308 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - September
Class Name	FT Vest U.S. Equity Buffer ETF - September
Trading Symbol	FSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - September (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - September	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.56% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	12.74%
Changes in other Variables	3.67%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 18, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (9/18/20)
FT Vest U.S. Equity Buffer ETF - September	15.56%	10.71%
S&P 500® Index	27.14%	16.18%

Performance Inception Date	Sep. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSEP for more recent performance information.
Net Assets	$ 598,276,499
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,059,771
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$598,276,499
Total number of portfolio holdings	5
Total advisory fee paid	$4,059,771
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	107.5%
Written Options	(7.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FSEP
C000222137 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - October
Class Name	FT Vest U.S. EquityDeep Buffer ETF - October
Trading Symbol	DOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - October (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - October	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.35% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.15%
Changes in other Variables	2.05%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 16, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (10/16/20)
FT Vest U.S. Equity Deep Buffer ETF - October	9.35%	7.01%
S&P 500® Index	27.14%	15.04%

Performance Inception Date	Oct. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DOCT for more recent performance information.
Net Assets	$ 192,207,705
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,540,175
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$192,207,705
Total number of portfolio holdings	5
Total advisory fee paid	$1,540,175
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	116.6%
Written Options	(16.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DOCT
C000230351 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SkyBridgeCrypto Industry and Digital Economy ETF
Class Name	First Trust SkyBridgeCrypto Industry and Digital Economy ETF
Trading Symbol	CRPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CRPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CRPT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SkyBridge Crypto Industry and Digital Economy ETF	$127	0.85%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 98.79% for the 12 months ended August 31, 2024. The Fund outperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This outperformance was driven primarily by the Fund’s exposure to crypto industry equities that experienced a sharp increase in value driven by a crypto industry recovery and Bitcoin’s sharp increase in price over the Period, with several of the Fund’s top positions (for example, MicroStrategy, Inc. and Coinbase Global, Inc.) outperforming the return on spot Bitcoin over the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (9/20/21)
First Trust SkyBridge Crypto Industry and Digital Economy ETF	98.79%	-15.27%
S&P 500® Index	27.14%	10.92%

Performance Inception Date	Sep. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/CRPT for more recent performance information.
Net Assets	$ 51,050,606
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 346,621
Investment Company Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$51,050,606
Total number of portfolio holdings	31
Total advisory fee paid	$346,621
Portfolio turnover rate	215%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
MicroStrategy, Inc., Class A	20.4%
Coinbase Global, Inc., Class A	18.1%
Galaxy Digital Holdings Ltd.	6.4%
Cleanspark, Inc.	4.5%
Riot Platforms, Inc.	4.5%
Marathon Digital Holdings, Inc.	4.5%
Cipher Mining, Inc.	4.5%
NVIDIA Corp.	4.4%
Terawulf, Inc.	4.3%
Iris Energy Ltd.	4.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
MicroStrategy, Inc., Class A	20.4%
Coinbase Global, Inc., Class A	18.1%
Galaxy Digital Holdings Ltd.	6.4%
Cleanspark, Inc.	4.5%
Riot Platforms, Inc.	4.5%
Marathon Digital Holdings, Inc.	4.5%
Cipher Mining, Inc.	4.5%
NVIDIA Corp.	4.4%
Terawulf, Inc.	4.3%
Iris Energy Ltd.	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CRPT or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Trust’s Board of Trustees approved a change to the Fund’s principal investment strategies to allow the Fund to invest in Bitcoin Exchange-Traded Products. These Bitcoin Exchange-Traded Products are expected to be held by the Fund indirectly via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Fund generally intends to invest up to 25% of its net assets in Bitcoin Exchange-Traded Products; however, at certain times, the Fund may invest more than 25% of its net assets in Bitcoin Exchange-Traded Products. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]
The Trust’s Board of Trustees approved a change to the Fund’s principal investment strategies to allow the Fund to invest in Bitcoin Exchange-Traded Products. These Bitcoin Exchange-Traded Products are expected to be held by the Fund indirectly via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Fund generally intends to invest up to 25% of its net assets in Bitcoin Exchange-Traded Products; however, at certain times, the Fund may invest more than 25% of its net assets in Bitcoin Exchange-Traded Products. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Risks Change [Text Block]
The Trust’s Board of Trustees approved a change to the Fund’s principal investment strategies to allow the Fund to invest in Bitcoin Exchange-Traded Products. These Bitcoin Exchange-Traded Products are expected to be held by the Fund indirectly via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Fund generally intends to invest up to 25% of its net assets in Bitcoin Exchange-Traded Products; however, at certain times, the Fund may invest more than 25% of its net assets in Bitcoin Exchange-Traded Products. The Fund’s principal investment strategies and principal risks were revised accordingly.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/CRPT
C000231330 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Buffered Allocation Defensive ETF
Class Name	FT Vest Buffered Allocation Defensive ETF
Trading Symbol	BUFT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Buffered Allocation Defensive ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Defensive ETF	$21(1)	0.20%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 21	[17]
Expense Ratio, Percent	0.20%	[17]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.76% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.36%
Changes in other Variables	1.45%
Fees and Expenses**	-1.05%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 26, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (10/26/21)
FT Vest Buffered Allocation Defensive ETF	9.76%	3.47%
S&P 500® Index	27.14%	9.40%

Performance Inception Date	Oct. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 13, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFT for more recent performance information.
Net Assets	$ 113,549,903
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 211,158
Investment Company Portfolio Turnover	361.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$113,549,903
Total number of portfolio holdings	8
Total advisory fee paid	$211,158
Portfolio turnover rate	361%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFT or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective March 13, 2024, the Fund’s principal investment strategies were revised to permit the universe of Underlying ETFs to also include investments in the series of FT Vest U.S. Equity Moderate Buffer ETFs and for the Fund’s portfolio to be evaluated on a quarterly, instead of monthly, basis.

Material Fund Change Strategies [Text Block]
Effective March 13, 2024, the Fund’s principal investment strategies were revised to permit the universe of Underlying ETFs to also include investments in the series of FT Vest U.S. Equity Moderate Buffer ETFs and for the Fund’s portfolio to be evaluated on a quarterly, instead of monthly, basis.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFT
C000178745 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust TCW Opportunistic Fixed Income ETF
Class Name	First Trust TCW Opportunistic Fixed Income ETF
Trading Symbol	FIXD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust TCW Opportunistic Fixed Income ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIXD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust TCW Opportunistic Fixed Income ETF	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.55% for the 12 months ended August 31, 2024. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% for the same Period.
This outperformance was driven in part by favorable issue selection in the Fund. Corporate issue selection contributed to relative performance, led largely by outperforming bank issues, including UBS (formerly Credit Suisse) as prices and spreads continued to stabilize from the early 2023 dislocation, while other large systemically important banks that had been a focus in the Fund’s holdings also rallied and compressed towards the rest of the investment grade corporate index. Consistent with disciplined value investing, the outsized compression of corporate yield spreads throughout the Period led to a trimming of the Fund’s corporate exposure, realizing gains, and affording the Fund liquidity to redeploy upon future pricing and spread dislocations. Away from corporates, issue selection within securitized products was also notable, led by non-agency mortgage-backed securities (“MBS”) holdings, where the large allocation to legacy collateral and floating rate structures helped mitigate the impacts of rate volatility during the period while providing attractive coupon income. Similarly, collateralized loan obligations contributed within the asset-backed securities allocation, with compressing spreads an added benefit to relative returns. Commercial mortgage-backed securities holdings emphasized single asset single borrower (“SASBs”) deal structures with strong collateral and/or sponsors, which outperformed over the period while avoiding some of the broader credit concerns that affected conduit structures and idiosyncratic struggles faced by SASBs with weaker property collateral. Finally, the overweight to agency MBS contributed for the Period given strong performance in recent months as yields have come down.
Also significant to relative performance was the Fund’s longer-than-Index duration position and yield curve positioning. While this duration position weighed on returns early in the Period as rates reached their cycle highs in October 2023, the precipitous decline in Treasury yields over the last two months as markets became increasingly confident in a September 2024 rate cut by the Federal Reserve more than offset the performance drag that had accumulated up to that point. In addition, yield curve positioning focused on front-end yields provided a further boost as the recent rally has been led by the policy sensitive 2-Year yield. Derivatives positioning in the Fund was largely focused on futures positions to manage duration, interest rate swaps for hedging, and a small allocation to currency forwards, all of which had little impact on the Fund’s performance for the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 14, 2017 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	5 Year	Since Inception (2/14/17)
First Trust TCW Opportunistic Fixed Income ETF	7.55%	-0.12%	1.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.58%

Performance Inception Date	Feb. 14, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FIXD for more recent performance information.
Net Assets	$ 5,279,538,093
Holdings Count | Holding	900
Advisory Fees Paid, Amount	$ 31,248,891
Investment Company Portfolio Turnover	511.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$5,279,538,093
Total number of portfolio holdings	900
Total advisory fee paid	$31,248,891
Portfolio turnover rate	511%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 5.19%	11.7%
U.S. Treasury Note, 4.00%, 07/31/29	6.9%
U.S. Treasury Note, 3.63%, 08/31/29	6.6%
U.S. Treasury Note, 3.88%, 08/15/34	4.2%
U.S. Treasury Bond, 4.25%, 08/15/54	3.8%
U.S. Treasury Bond, 4.13%, 08/15/44	2.9%
U.S. Treasury Note, 3.75%, 08/31/26	2.6%
Federal National Mortgage Association, Pool TBA, 3.50%, 09/15/54	2.0%
U.S. Treasury Note, 3.75%, 08/15/27	1.9%
U.S. Treasury Bond, 4.63%, 05/15/44	1.5%
Credit Quality(1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
Any amount shown as 0.0% represents less than 0.1%.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 5.19%	11.7%
U.S. Treasury Note, 4.00%, 07/31/29	6.9%
U.S. Treasury Note, 3.63%, 08/31/29	6.6%
U.S. Treasury Note, 3.88%, 08/15/34	4.2%
U.S. Treasury Bond, 4.25%, 08/15/54	3.8%
U.S. Treasury Bond, 4.13%, 08/15/44	2.9%
U.S. Treasury Note, 3.75%, 08/31/26	2.6%
Federal National Mortgage Association, Pool TBA, 3.50%, 09/15/54	2.0%
U.S. Treasury Note, 3.75%, 08/15/27	1.9%
U.S. Treasury Bond, 4.63%, 05/15/44	1.5%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FIXD or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s principal investment strategies were revised to reflect that the Fund’s average portfolio duration varies within 1.5 years (previously 1 year) of the portfolio duration of the securities comprising the Bloomberg U.S. Aggregate Bond Index.
Effective December 31, 2024, Stephen M. Kane will retire from the Fund’s investment sub-advisor and will no longer serve as a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]
During the fiscal year ended August 31, 2024, the Fund’s principal investment strategies were revised to reflect that the Fund’s average portfolio duration varies within 1.5 years (previously 1 year) of the portfolio duration of the securities comprising the Bloomberg U.S. Aggregate Bond Index.
Effective December 31, 2024, Stephen M. Kane will retire from the Fund’s investment sub-advisor and will no longer serve as a portfolio manager of the Fund.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FIXD
C000220038 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - July
Class Name	FT Vest U.S. Equity Deep Buffer ETF - July
Trading Symbol	DJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - July (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - July	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.68% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	12.46%
Changes in other Variables	5.07%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 17, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (7/17/20)
FT Vest U.S. Equity Deep Buffer ETF - July	16.68%	7.53%
S&P 500® Index	27.14%	16.35%

Performance Inception Date	Jul. 17, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DJUL for more recent performance information.
Net Assets	$ 353,841,862
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,090,265
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$353,841,862
Total number of portfolio holdings	5
Total advisory fee paid	$3,090,265
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	101.3%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DJUL
C000221311 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - September
Class Name	FT Vest U.S. EquityDeep Buffer ETF - September
Trading Symbol	DSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - September (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - September	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.57% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.09%
Changes in other Variables	4.33%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 18, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (9/18/20)
FT Vest U.S. Equity Deep Buffer ETF - September	13.57%	7.55%
S&P 500® Index	27.14%	16.18%

Performance Inception Date	Sep. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DSEP for more recent performance information.
Net Assets	$ 179,523,180
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,549,018
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$179,523,180
Total number of portfolio holdings	5
Total advisory fee paid	$1,549,018
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	110.2%
Written Options	(10.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DSEP
C000223224 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - December
Class Name	FT Vest U.S. Equity Buffer ETF - December
Trading Symbol	FDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - December (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - December	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 18.84% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	15.30%
Changes in other Variables	4.39%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 18, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (12/18/20)
FT Vest U.S. Equity Buffer ETF - December	18.84%	10.26%
S&P 500® Index	27.14%	13.76%

Performance Inception Date	Dec. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDEC for more recent performance information.
Net Assets	$ 723,659,054
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,371,114
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$723,659,054
Total number of portfolio holdings	5
Total advisory fee paid	$5,371,114
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	105.8%
Written Options	(6.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FDEC
C000223318 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity ModerateBuffer ETF - December
Class Name	FT Vest International Equity ModerateBuffer ETF - December
Trading Symbol	YDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - December (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - December	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.37% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 19.40% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.23%
Changes in other Variables	3.04%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 18, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (12/18/20)
FT Vest International Equity Moderate Buffer ETF - December	13.37%	5.75%
MSCI EAFE Index	19.40%	6.67%

Performance Inception Date	Dec. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 18, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/YDEC for more recent performance information.
Net Assets	$ 70,311,374
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 651,681
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$70,311,374
Total number of portfolio holdings	5
Total advisory fee paid	$651,681
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	100.6%
Written Options	(1.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective December 18, 2023, the name of the Fund changed from “FT Vest International Equity Buffer ETF - December” to “FT Vest International Equity Moderate Buffer ETF - December”, the Fund’s buffer against Underlying ETF losses increased from 10% to 15%, and the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Material Fund Change Name [Text Block]
Effective December 18, 2023, the name of the Fund changed from “FT Vest International Equity Buffer ETF - December” to “FT Vest International Equity Moderate Buffer ETF - December”, the Fund’s buffer against Underlying ETF losses increased from 10% to 15%, and the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/YDEC
C000230440 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-ManagerSmall Cap Opportunities ETF
Class Name	First Trust Multi-ManagerSmall Cap Opportunities ETF
Trading Symbol	MMSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMSC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MMSC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Small Cap Opportunities ETF	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 23.06% for the 12 months ended August 31, 2024. The Fund outperformed its benchmark, the Russell 2000® Growth Index, which returned 17.67% for the same Period.
The outperformance was largely due to selection within the Industrials sector, followed by selection within the Consumer Discretionary and the Energy sectors. In the Industrials sector, an off-benchmark position in Axon Enterprise, Inc., up 71.4%, benefitted Fund performance as the company reported record sales, raised guidance, and saw excitement around its Artificial Intelligence product. An overweight to FTAI Aviation Ltd. was also beneficial as the stock was up 252.5% as the company continued to report strong numbers and see continued growth. In the Consumer Discretionary sector, an off-benchmark position in Wingstop, Inc. was additive with the restaurant up 141.0% in the Period. Selection in the Energy sector was also additive with the benchmark holdings in the sector down and the holdings in the Fund putting up positive performance. Detracting from relative performance was selection in the Information Technology sector as the Fund’s holdings underperformed the benchmark. An allocation to cash was a drag on returns versus the benchmark in an up market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 13, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (10/13/21)
First Trust Multi-Manager Small Cap Opportunities ETF	23.06%	-0.03%
Russell 2000® Growth Index	17.67%	-1.20%
Russell 3000® Index	26.14%	9.36%

Performance Inception Date	Oct. 13, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MMSC for more recent performance information.
Net Assets	$ 21,177,786
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 108,422
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$21,177,786
Total number of portfolio holdings	199
Total advisory fee paid	$108,422
Portfolio turnover rate	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Axon Enterprise, Inc.	2.0%
CyberArk Software Ltd.	1.8%
TransMedics Group, Inc.	1.4%
Leonardo DRS, Inc.	1.4%
BellRing Brands, Inc.	1.3%
Crinetics Pharmaceuticals, Inc.	1.3%
Varonis Systems, Inc.	1.3%
Onto Innovation, Inc.	1.2%
Palomar Holdings, Inc.	1.2%
Wingstop, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Axon Enterprise, Inc.	2.0%
CyberArk Software Ltd.	1.8%
TransMedics Group, Inc.	1.4%
Leonardo DRS, Inc.	1.4%
BellRing Brands, Inc.	1.3%
Crinetics Pharmaceuticals, Inc.	1.3%
Varonis Systems, Inc.	1.3%
Onto Innovation, Inc.	1.2%
Palomar Holdings, Inc.	1.2%
Wingstop, Inc.	1.2%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MMSC or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/MMSC
C000236305 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Nasdaq Buffer ETF
Class Name	FT Vest Laddered Nasdaq Buffer ETF
Trading Symbol	BUFQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Nasdaq Buffer ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFQ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Nasdaq Buffer ETF	$21(1)	0.19%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 21	[18]
Expense Ratio, Percent	0.19%	[18]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.97% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 27.30% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.14%
Changes in other Variables	6.93%
Fees and Expenses**	-1.10%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 15, 2022 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (6/15/22)
FT Vest Laddered Nasdaq Buffer ETF	16.97%	18.60%
Nasdaq-100 Index®	27.30%	27.81%
S&P 500® Index	27.14%	21.69%

Performance Inception Date	Jun. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 10, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFQ for more recent performance information.
Net Assets	$ 710,358,652
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 845,615
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$710,358,652
Total number of portfolio holdings	5
Total advisory fee paid	$845,615
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFQ or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective May 10, 2024, the name of the Fund changed from “FT Vest Fund of Nasdaq-100® Buffer ETFs” to “FT Vest Laddered Nasdaq Buffer ETF.” Pursuant to a contractual agreement, effective August 1, 2024, the Fund’s investment advisor agreed to waive management fees of 0.10% of average daily net assets through December 31, 2025.

Material Fund Change Name [Text Block]	Effective May 10, 2024, the name of the Fund changed from “FT Vest Fund of Nasdaq-100® Buffer ETFs” to “FT Vest Laddered Nasdaq Buffer ETF.”
Material Fund Change Expenses [Text Block]	Pursuant to a contractual agreement, effective August 1, 2024, the Fund’s investment advisor agreed to waive management fees of 0.10% of average daily net assets through December 31, 2025.
Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFQ
C000240186 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - January
Class Name	FT Vest U.S. EquityModerate Buffer ETF - January
Trading Symbol	GJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - January (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - January	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.95% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.13%
Changes in other Variables	4.67%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 20, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (1/20/23)
FT Vest U.S. Equity Moderate Buffer ETF - January	13.95%	14.78%
S&P 500® Index	27.14%	26.36%

Performance Inception Date	Jan. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GJAN for more recent performance information.
Net Assets	$ 253,631,076
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,808,424
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$253,631,076
Total number of portfolio holdings	5
Total advisory fee paid	$1,808,424
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	106.9%
Written Options	(7.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GJAN
C000241255 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - March
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - March
Trading Symbol	XMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.46% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.77%
Changes in other Variables	5.54%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 17, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (3/17/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	10.46%	12.65%
S&P 500® Index	27.14%	30.49%

Performance Inception Date	Mar. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XMAR for more recent performance information.
Net Assets	$ 182,479,544
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,763,997
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$182,479,544
Total number of portfolio holdings	6
Total advisory fee paid	$1,763,997
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	117.7%
Written Options	(18.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XMAR
C000215122 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Large Cap ETF
Class Name	First Trust Active Factor Large Cap ETF
Trading Symbol	AFLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Active Factor Large Cap ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFLG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Large Cap ETF	$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.10% for the 12 months ended August 31, 2024. The Fund outperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This outperformance was largely attributable to strong performance from the momentum and quality factors.  Both quality and momentum were overweight the Technology sector, which was the best performing sector. In addition, both selection and industry effects added to performance. By contrast, the value and small size factors subtracted from the Fund’s returns as the largest stocks in the benchmark continued to outpace the broader market during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 3, 2019 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (12/3/19)
First Trust Active Factor Large Cap ETF	31.10%	12.90%
S&P 500® Index	27.14%	15.37%

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AFLG for more recent performance information.
Net Assets	$ 18,324,103
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 40,712
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$18,324,103
Total number of portfolio holdings	253
Total advisory fee paid	$40,712
Portfolio turnover rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	7.5%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Amazon.com, Inc.	1.7%
Meta Platforms, Inc., Class A	1.5%
Broadcom, Inc.	1.3%
Hartford Financial Services Group (The), Inc.	1.1%
Universal Health Services, Inc., Class B	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	7.5%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Amazon.com, Inc.	1.7%
Meta Platforms, Inc., Class A	1.5%
Broadcom, Inc.	1.3%
Hartford Financial Services Group (The), Inc.	1.1%
Universal Health Services, Inc., Class B	1.1%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/AFLG or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/AFLG
C000216581 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-ManagerLarge Growth ETF
Class Name	First Trust Multi-ManagerLarge Growth ETF
Trading Symbol	MMLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Manager Large Growth ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MMLG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Large Growth ETF	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 27.91% for the 12 months ended August 31, 2024. The Fund underperformed its benchmark, the Russell 1000® Growth Index, which returned 30.75% for the same Period.
This underperformance was driven by the Fund’s positions in the Health Care sector where selection detracted from performance relative to the benchmark. An overweight to Dexcom, Inc., which works with devices for glucose monitoring for diabetes, returned -31.3% over the Period after reporting weak revenue and guidance. Additionally, the Fund was overweight to 10x Genomics, Inc., which was down 55.0% for the Period with an unfavorable ruling in a patent infringement case in Germany and a competitor gaining reach in the space. Selection in the Information Technology sector was also a detractor. An overweight to Snowflake, Inc., a software solutions company, detracted as the company traded down 27.2%. An overweight to Atlassian Corp. hurt performance as the name was down 18.9%. An overweight to Entegris, Inc. hurt Fund performance as the name was up but less than the benchmark. An off-benchmark position in ASML Holding N.V. returned -13.4% and also hurt Fund performance. Offsetting some losses was selection in the Consumer Discretionary sector which was up approximately 12.2% for the benchmark and the Fund outperformed. Additionally, the Fund’s selection within the Communication Services sector also aided returns as the Fund’s sector holdings outpaced the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 21, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (7/21/20)
First Trust Multi-Manager Large Growth ETF	27.91%	8.63%
Russell 1000® Growth Index	30.75%	16.25%
Russell 1000® Index	26.60%	15.58%

Performance Inception Date	Jul. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MMLG for more recent performance information.
Net Assets	$ 69,550,338
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 501,843
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$69,550,338
Total number of portfolio holdings	77
Total advisory fee paid	$501,843
Portfolio turnover rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	9.3%
Microsoft Corp.	7.7%
Amazon.com, Inc.	6.5%
Apple, Inc.	4.7%
Meta Platforms, Inc., Class A	4.6%
ServiceNow, Inc.	4.1%
Alphabet, Inc., Class A	2.9%
Netflix, Inc.	2.4%
ASML Holding N.V.	2.2%
Eli Lilly & Co.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.3%
Microsoft Corp.	7.7%
Amazon.com, Inc.	6.5%
Apple, Inc.	4.7%
Meta Platforms, Inc., Class A	4.6%
ServiceNow, Inc.	4.1%
Alphabet, Inc., Class A	2.9%
Netflix, Inc.	2.4%
ASML Holding N.V.	2.2%
Eli Lilly & Co.	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MMLG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]
During the fiscal year ended August 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Risks Change [Text Block]
During the fiscal year ended August 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/MMLG
C000218407 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - May
Class Name	FT Vest U.S. Equity Buffer ETF - May
Trading Symbol	FMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - May (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - May	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.37% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	12.31%
Changes in other Variables	4.91%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 15, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (5/15/20)
FT Vest U.S. Equity Buffer ETF - May	16.37%	10.09%
S&P 500® Index	27.14%	18.97%

Performance Inception Date	May 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMAY for more recent performance information.
Net Assets	$ 823,199,153
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,195,218
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$823,199,153
Total number of portfolio holdings	5
Total advisory fee paid	$5,195,218
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.2%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMAY
C000219511 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Buffer ETF
Class Name	FT Vest Laddered Buffer ETF
Trading Symbol	BUFR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Buffer ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Buffer ETF	$21(1)	0.19%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 21	[19]
Expense Ratio, Percent	0.19%	[19]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.73% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	12.38%
Changes in other Variables	5.40%
Fees and Expenses**	-1.05%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 10, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (8/10/20)
FT Vest Laddered Buffer ETF	16.73%	10.06%
S&P 500® Index	27.14%	15.43%

Performance Inception Date	Aug. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 10, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFR for more recent performance information.
Net Assets	$ 5,093,180,782
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 6,347,411
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$5,093,180,782
Total number of portfolio holdings	13
Total advisory fee paid	$6,347,411
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFR or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective May 10, 2024, the name of the Fund changed from “FT Vest Fund of Buffer ETFs” to “FT Vest Laddered Buffer ETF.” During the fiscal year ended August 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly. Pursuant to a contractual agreement, effective August 1, 2024, the Fund’s investment advisor agreed to waive management fees of 0.10% of average daily net assets through December 31, 2025.

Material Fund Change Name [Text Block]	Effective May 10, 2024, the name of the Fund changed from “FT Vest Fund of Buffer ETFs” to “FT Vest Laddered Buffer ETF.”
Material Fund Change Expenses [Text Block]	Pursuant to a contractual agreement, effective August 1, 2024, the Fund’s investment advisor agreed to waive management fees of 0.10% of average daily net assets through December 31, 2025.
Material Fund Change Strategies [Text Block]	During the fiscal year ended August 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]	During the fiscal year ended August 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFR
C000217668 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - February
Class Name	FT Vest U.S. Equity Buffer ETF - February
Trading Symbol	FFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - February (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - February	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.11% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	15.37%
Changes in other Variables	4.59%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 21, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (2/21/20)
FT Vest U.S. Equity Buffer ETF - February	19.11%	10.42%
S&P 500® Index	27.14%	14.13%

Performance Inception Date	Feb. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FFEB for more recent performance information.
Net Assets	$ 926,256,152
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,697,944
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$926,256,152
Total number of portfolio holdings	5
Total advisory fee paid	$5,697,944
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.8%
Written Options	(3.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FFEB
C000218409 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - May
Class Name	FT Vest U.S. Equity Deep Buffer ETF - May
Trading Symbol	DMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - May (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - May	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.67% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.61%
Changes in other Variables	4.91%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 15, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (5/15/20)
FT Vest U.S. Equity Deep Buffer ETF - May	13.67%	6.32%
S&P 500® Index	27.14%	18.97%

Performance Inception Date	May 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DMAY for more recent performance information.
Net Assets	$ 314,939,085
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,761,852
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$314,939,085
Total number of portfolio holdings	5
Total advisory fee paid	$1,761,852
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.5%
Written Options	(2.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DMAY
C000219662 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - June
Class Name	FT Vest U.S. Equity Buffer ETF - June
Trading Symbol	FJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - June (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - June	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 18.04% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	14.90%
Changes in other Variables	3.99%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 19, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (6/19/20)
FT Vest U.S. Equity Buffer ETF - June	18.04%	12.56%
S&P 500® Index	27.14%	17.17%

Performance Inception Date	Jun. 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FJUN for more recent performance information.
Net Assets	$ 816,700,692
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,470,813
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$816,700,692
Total number of portfolio holdings	5
Total advisory fee paid	$5,470,813
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	101.9%
Written Options	(2.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FJUN
C000220040 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - July
Class Name	FT Vest U.S. Equity Buffer ETF - July
Trading Symbol	FJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - July (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - July	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.51% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	14.94%
Changes in other Variables	5.42%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 17, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (7/17/20)
FT Vest U.S. Equity Buffer ETF - July	19.51%	11.49%
S&P 500® Index	27.14%	16.35%

Performance Inception Date	Jul. 17, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FJUL for more recent performance information.
Net Assets	$ 828,703,694
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,395,755
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$828,703,694
Total number of portfolio holdings	5
Total advisory fee paid	$5,395,755
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.1%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FJUL
C000227834 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity Moderate Buffer ETF - June
Class Name	FT Vest International Equity Moderate Buffer ETF - June
Trading Symbol	YJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - June (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - June	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.03% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 19.40% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.37%
Changes in other Variables	1.56%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 18, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (6/18/21)
FT Vest International Equity Moderate Buffer ETF - June	12.03%	4.01%
MSCI EAFE Index	19.40%	4.65%

Performance Inception Date	Jun. 18, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 24, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/YJUN for more recent performance information.
Net Assets	$ 174,275,037
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,372,586
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$174,275,037
Total number of portfolio holdings	5
Total advisory fee paid	$1,372,586
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.5%
Written Options	(3.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective June 24, 2024, the name of the Fund changed from “FT Vest International Equity Buffer ETF - June” to “FT Vest International Equity Moderate Buffer ETF - June”, the Fund’s buffer against Underlying ETF losses increased from 10% to 15%, and the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Material Fund Change Name [Text Block]
Effective June 24, 2024, the name of the Fund changed from “FT Vest International Equity Buffer ETF - June” to “FT Vest International Equity Moderate Buffer ETF - June”, the Fund’s buffer against Underlying ETF losses increased from 10% to 15%, and the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/YJUN
C000230301 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - December
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - December
Trading Symbol	XDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.25% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.11%
Changes in other Variables	4.99%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 17, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (12/17/21)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	10.25%	7.13%
S&P 500® Index	27.14%	9.42%

Performance Inception Date	Dec. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XDEC for more recent performance information.
Net Assets	$ 325,381,283
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 3,044,445
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$325,381,283
Total number of portfolio holdings	6
Total advisory fee paid	$3,044,445
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	130.5%
Written Options	(30.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XDEC
C000231328 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Buffered Allocation Growth ETF
Class Name	FT Vest Buffered Allocation Growth ETF
Trading Symbol	BUFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Buffered Allocation Growth ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Growth ETF	$22(1)	0.20%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 22	[20]
Expense Ratio, Percent	0.20%	[20]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.72% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	16.86%
Changes in other Variables	0.91%
Fees and Expenses**	-1.05%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 26, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (10/26/21)
FT Vest Buffered Allocation Growth ETF	16.72%	6.28%
S&P 500® Index	27.14%	9.40%

Performance Inception Date	Oct. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 13, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFG for more recent performance information.
Net Assets	$ 237,980,706
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 394,572
Investment Company Portfolio Turnover	347.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$237,980,706
Total number of portfolio holdings	8
Total advisory fee paid	$394,572
Portfolio turnover rate	347%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFG or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective March 13, 2024, the Fund’s principal investment strategies were revised to permit the universe of Underlying ETFs to also include investments in the series of FT Vest U.S. Equity Moderate Buffer ETFs and for the Fund’s portfolio to be evaluated on a quarterly, instead of monthly, basis.

Material Fund Change Strategies [Text Block]
Effective March 13, 2024, the Fund’s principal investment strategies were revised to permit the universe of Underlying ETFs to also include investments in the series of FT Vest U.S. Equity Moderate Buffer ETFs and for the Fund’s portfolio to be evaluated on a quarterly, instead of monthly, basis.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFG
C000244790 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityBuffer & Premium Income ETF - September
Class Name	FT Vest U.S. EquityBuffer & Premium Income ETF - September
Trading Symbol	XISE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - September (the “Fund”) for the period of September 15, 2023 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XISE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XISE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - September	$85(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 15, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 85	[21]
Expense Ratio, Percent	0.85%	[22]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.31% for the period from the Fund’s inception date on September 15, 2023 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 28.68% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.78%
Changes in other Variables	-1.66%
Fees and Expenses	-0.81%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 15, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (9/15/23)
FT Vest U.S. Equity Buffer & Premium Income ETF - September	7.31%
S&P 500® Index	28.68%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XISE for more recent performance information.
Net Assets	$ 78,442,428
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 398,593
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$78,442,428
Total number of portfolio holdings	6
Total advisory fee paid	$398,593
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	0.6%
Money Market Funds	0.8%
Purchased Options	125.5%
Written Options	(26.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245574 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - January
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - January
Trading Symbol	XJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (the “Fund”) for the period of January 19, 2024 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	$54(1)	0.85%(2)
(1)	The Fund commenced investment operations on January 19, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 54	[23]
Expense Ratio, Percent	0.85%	[24]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.84% for the period from the Fund’s inception date on January 19, 2024 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.72% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.43%
Changes in other Variables	2.93%
Fees and Expenses	-0.52%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 19, 2024 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (1/19/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	6.84%
S&P 500® Index	17.72%

Performance Inception Date	Jan. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XJAN for more recent performance information.
Net Assets	$ 56,062,713
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 411,099
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$56,062,713
Total number of portfolio holdings	6
Total advisory fee paid	$411,099
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	126.5%
Written Options	(27.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245577 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - October
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - October
Trading Symbol	XOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (the “Fund”) for the period of October 20, 2023 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	$78(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 20, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 78	[25]
Expense Ratio, Percent	0.85%	[26]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.18% for the period from the Fund’s inception date on October 20, 2023 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 35.42% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.73%
Changes in other Variables	6.18%
Fees and Expenses	-0.73%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 20, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (10/20/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	11.18%
S&P 500® Index	35.42%

Performance Inception Date	Oct. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XOCT for more recent performance information.
Net Assets	$ 58,173,367
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 344,989
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$58,173,367
Total number of portfolio holdings	6
Total advisory fee paid	$344,989
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	150.0%
Written Options	(50.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000222135 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - October
Class Name	FT Vest U.S. Equity Buffer ETF - October
Trading Symbol	FOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - October (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - October	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.85% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.94%
Changes in other Variables	-0.24%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 16, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (10/16/20)
FT Vest U.S. Equity Buffer ETF - October	9.85%	9.23%
S&P 500® Index	27.14%	15.04%

Performance Inception Date	Oct. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FOCT for more recent performance information.
Net Assets	$ 602,383,963
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,100,312
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$602,383,963
Total number of portfolio holdings	5
Total advisory fee paid	$4,100,312
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	113.2%
Written Options	(13.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FOCT
C000223226 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - December
Class Name	FT Vest U.S. EquityDeep Buffer ETF - December
Trading Symbol	DDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - December (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - December	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.58% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.83%
Changes in other Variables	4.60%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 18, 2020 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (12/18/20)
FT Vest U.S. Equity Deep Buffer ETF - December	14.58%	7.25%
S&P 500® Index	27.14%	13.76%

Performance Inception Date	Dec. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DDEC for more recent performance information.
Net Assets	$ 322,617,352
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,656,770
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$322,617,352
Total number of portfolio holdings	5
Total advisory fee paid	$2,656,770
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	107.5%
Written Options	(7.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DDEC
C000224230 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - January
Class Name	FT Vest U.S. Equity Buffer ETF - January
Trading Symbol	FJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - January (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - January	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 17.84% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	13.90%
Changes in other Variables	4.79%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 15, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (1/15/21)
FT Vest U.S. Equity Buffer ETF - January	17.84%	11.35%
S&P 500® Index	27.14%	13.54%

Performance Inception Date	Jan. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FJAN for more recent performance information.
Net Assets	$ 742,339,869
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,001,784
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$742,339,869
Total number of portfolio holdings	5
Total advisory fee paid	$5,001,784
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	104.9%
Written Options	(5.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FJAN
C000224778 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust TCW Emerging Markets Debt ETF
Class Name	First Trust TCW Emerging Markets Debt ETF
Trading Symbol	EFIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust TCW Emerging Markets Debt ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EFIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EFIX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust TCW Emerging Markets Debt ETF	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.63% for the 12 months ended August 31, 2024. The Fund outperformed its benchmark, the JP Morgan Emerging Market Bond Index Global Diversified, which returned 13.42% for the same Period.
This outperformance was driven by security selection decisions and an overweight to high yield relative to investment grade (high yield sovereigns returned approximately 18.6% versus 8.5% for investment grade sovereigns.) From a sector perspective, an off-index allocation to corporates also benefited relative performance.
From a country perspective, the outperformance for the Period was driven by:
  Overweight positioning and security selection in Egypt based on our view of support from international partners, market reforms and monetary policy tightening
  Underweight positioning and security selection in China based on our view of valuations and growth outlook
  Security selection in Brazil and Colombia
  Overweight positioning in Pakistan, which benefited from International Monetary Fund support and reduced political uncertainty post elections
  Security selection in Kazakhstan, particularly select oil & gas quasi-sovereign exposure
  Overweight positioning and security selection in Chile, particularly select metals & mining quasi-sovereign exposure and other corporate exposure
On the other hand, the following hurt relative performance during the Period:
  Overweight positioning and security selection in Venezuela given an unfavorable election outcome
  Off-index exposure to oil & gas corporates in Israel due to elevated geopolitical tensions in the region
  Security selection in the Dominican Republic
  Overweight positioning in Ghana during the fourth quarter of 2023
Derivative positioning in the Fund is largely focused on a small allocation to currency forwards and intermittent use of credit default swaps for hedging index exposure, both of which had little impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 17, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (2/17/21)
First Trust TCW Emerging Markets Debt ETF	14.63%	-0.10%
JP Morgan Emerging Market Bond Index Global Diversified	13.42%	-0.71%

Performance Inception Date	Feb. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EFIX for more recent performance information.
Net Assets	$ 41,904,760
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 344,186
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$41,904,760
Total number of portfolio holdings	193
Total advisory fee paid	$344,186
Portfolio turnover rate	98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 5.19%	2.1%
Saudi Government International Bond, 5.75%, 01/16/54	1.7%
Oman Government International Bond, 6.25%, 01/25/31	1.5%
Bahrain Government International Bond, 6.75%, 09/20/29	1.5%
Peruvian Government International Bond, 2.78%, 01/23/31	1.3%
Colombia Government International Bond, 8.75%, 11/14/53	1.3%
Greensaif Pipelines Bidco Sarl, 6.13%, 02/23/38	1.2%
Egypt Government International Bond, 7.30%, 09/30/33	1.2%
Dominican Republic International Bond, 4.50%, 01/30/30	1.2%
Ukraine Government International Bond, 0.00%, 08/01/41	1.2%
Credit Quality(1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S.Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S.Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 5.19%	2.1%
Saudi Government International Bond, 5.75%, 01/16/54	1.7%
Oman Government International Bond, 6.25%, 01/25/31	1.5%
Bahrain Government International Bond, 6.75%, 09/20/29	1.5%
Peruvian Government International Bond, 2.78%, 01/23/31	1.3%
Colombia Government International Bond, 8.75%, 11/14/53	1.3%
Greensaif Pipelines Bidco Sarl, 6.13%, 02/23/38	1.2%
Egypt Government International Bond, 7.30%, 09/30/33	1.2%
Dominican Republic International Bond, 4.50%, 01/30/30	1.2%
Ukraine Government International Bond, 0.00%, 08/01/41	1.2%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/EFIX or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]
During the fiscal year ended August 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Risks Change [Text Block]
During the fiscal year ended August 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/EFIX
C000239915 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - May
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - May
Trading Symbol	SMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - May	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.95% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 18.47% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.76%
Changes in other Variables	8.09%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 19, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (5/19/23)
FT Vest U.S. Small Cap Moderate Buffer ETF - May	15.95%	16.45%
Russell 2000® Index	18.47%	20.78%
Russell 3000® Index	26.14%	27.40%

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SMAY for more recent performance information.
Net Assets	$ 76,924,893
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 319,093
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$76,924,893
Total number of portfolio holdings	5
Total advisory fee paid	$319,093
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	103.7%
Written Options	(4.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SMAY
C000245575 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
Trading Symbol	XMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (the “Fund”) for the period of May 17, 2024 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	$25(1)	0.85%(2)
(1)	The Fund commenced investment operations on May 17, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 25	[27]
Expense Ratio, Percent	0.85%	[28]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.84% for the period from the Fund’s inception date on May 17, 2024 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 6.91% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.35%
Changes in other Variables	1.73%
Fees and Expenses	-0.24%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 17, 2024 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (5/17/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	3.84%
S&P 500® Index	6.91%

Performance Inception Date	May 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XMAY for more recent performance information.
Net Assets	$ 21,552,952
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 68,562
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$21,552,952
Total number of portfolio holdings	6
Total advisory fee paid	$68,562
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	114.6%
Written Options	(15.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000246128 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - November
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - November
Trading Symbol	SNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - November (the “Fund”) for the period of November 17, 2023 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - November	$76(1)	0.90%(2)
(1)	The Fund commenced investment operations on November 17, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 76	[29]
Expense Ratio, Percent	0.90%	[30]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.82% for the period from the Fund’s inception date on November 17, 2023 through August 31, 2024. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 24.76% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.12%
Changes in other Variables	5.40%
Fees and Expenses	-0.70%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 17, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (11/17/23)
FT Vest U.S. Small Cap Moderate Buffer ETF - November	13.82%
Russell 2000® Index	24.76%
Russell 3000® Index	26.16%

Performance Inception Date	Nov. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SNOV for more recent performance information.
Net Assets	$ 22,733,685
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 168,302
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$22,733,685
Total number of portfolio holdings	5
Total advisory fee paid	$168,302
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	107.6%
Written Options	(8.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248689 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Premium Income ETF - March
Class Name	FT Vest U.S. Equity Buffer & Premium Income ETF - March
Trading Symbol	XIMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - March (the “Fund”) for the period of March 18, 2024 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIMR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - March	$40(1)	0.85%(2)
(1)	The Fund commenced investment operations on March 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 40	[31]
Expense Ratio, Percent	0.85%	[32]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.72% for the period from the Fund’s inception date on March 18, 2024 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 10.36% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	1.29%
Changes in other Variables	2.81%
Fees and Expenses	-0.38%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 18, 2024 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (3/18/24)
FT Vest U.S. Equity Buffer & Premium Income ETF - March	3.72%
S&P 500® Index	10.36%

Performance Inception Date	Mar. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XIMR for more recent performance information.
Net Assets	$ 21,066,550
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 60,173
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$21,066,550
Total number of portfolio holdings	11
Total advisory fee paid	$60,173
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	3.8%
Money Market Funds	1.2%
Purchased Options	109.3%
Written Options	(14.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248806 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - April
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - April
Trading Symbol	QCAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - April (the “Fund”) for the period of April 19, 2024 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - April	$34(1)	0.90%(2)
(1)	The Fund commenced investment operations on April 19, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 34	[33]
Expense Ratio, Percent	0.90%	[34]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.39% for the period from the Fund’s inception date on April 19, 2024 through August 31, 2024. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 15.24% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.41%
Changes in other Variables	3.31%
Fees and Expenses	-0.33%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 19, 2024 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (4/19/24)
FT Vest Nasdaq-100® Conservative Buffer ETF - April	7.39%
Nasdaq-100 Index®	15.24%
S&P 500® Index	14.29%

Performance Inception Date	Apr. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QCAP for more recent performance information.
Net Assets	$ 30,981,260
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 87,983
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$30,981,260
Total number of portfolio holdings	4
Total advisory fee paid	$87,983
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	107.8%
Written Options	(8.5%)
Net Other Assets and Liabilities	0.7%
Total	100.0%

C000246681 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityBuffer & Premium Income ETF - December
Class Name	FT Vest U.S. EquityBuffer & Premium Income ETF - December
Trading Symbol	XIDE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - December (the “Fund”) for the period of December 15, 2023 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIDE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - December	$62(1)	0.85%(2)
(1)	The Fund commenced investment operations on December 15, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 62	[35]
Expense Ratio, Percent	0.85%	[36]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.22% for the period from the Fund’s inception date on December 15, 2023 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.86% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	1.72%
Changes in other Variables	4.10%
Fees and Expenses	-0.60%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 15, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (12/15/23)
FT Vest U.S. Equity Buffer & Premium Income ETF - December	5.22%
S&P 500® Index	20.86%

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XIDE for more recent performance information.
Net Assets	$ 20,529,041
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 109,166
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$20,529,041
Total number of portfolio holdings	8
Total advisory fee paid	$109,166
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	2.2%
Money Market Funds	1.0%
Purchased Options	118.5%
Written Options	(21.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248798 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Moderate Buffer ETF - August
Class Name	FT Vest Nasdaq-100® Moderate Buffer ETF - August
Trading Symbol	QMAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - August (the “Fund”) for the period of August 16, 2024 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMAG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - August	$4(1)	0.90%(2)
(1)	The Fund commenced investment operations on August 16, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 4	[37]
Expense Ratio, Percent	0.90%	[38]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.40% for the period from the Fund’s inception date on August 16, 2024 through August 31, 2024. The Fund outperformed its benchmark, the Nasdaq-100 Index®, which returned 0.35% for the same Period.
This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.12%
Changes in other Variables	0.31%
Fees and Expenses	-0.03%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 16, 2024 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (8/16/24)
FT Vest Nasdaq-100® Moderate Buffer ETF - August	0.40%
Nasdaq-100 Index®	0.35%
S&P 500® Index	1.75%

Performance Inception Date	Aug. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QMAG for more recent performance information.
Net Assets	$ 72,090,340
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 10,200
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$72,090,340
Total number of portfolio holdings	4
Total advisory fee paid	$10,200
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	104.4%
Written Options	(5.5%)
Net Other Assets and Liabilities	1.1%
Total	100.0%

C000248808 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - July
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - July
Trading Symbol	QCJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - July (the “Fund”) for the period of July 19, 2024 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - July	$11(1)	0.90%(2)
(1)	The Fund commenced investment operations on July 19, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 11	[39]
Expense Ratio, Percent	0.90%	[40]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.00% for the period from the Fund’s inception date on July 19, 2024 through August 31, 2024. The Fund outperformed its benchmark, the Nasdaq-100 Index®, which returned 0.36% for the same Period.
This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.09%
Changes in other Variables	1.01%
Fees and Expenses	-0.10%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 19, 2024 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (7/19/24)
FT Vest Nasdaq-100® Conservative Buffer ETF - July	1.00%
Nasdaq-100 Index®	0.36%
S&P 500® Index	2.77%

Performance Inception Date	Jul. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QCJL for more recent performance information.
Net Assets	$ 48,380,430
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 37,856
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$48,380,430
Total number of portfolio holdings	4
Total advisory fee paid	$37,856
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	103.5%
Written Options	(4.5%)
Net Other Assets and Liabilities	1.0%
Total	100.0%

C000246916 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - February
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - February
Trading Symbol	SFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - February (the “Fund”) for the period of February 16, 2024 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - February	$50(1)	0.90%(2)
(1)	The Fund commenced investment operations on February 16, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 50	[41]
Expense Ratio, Percent	0.90%	[42]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.98% for the period from the Fund’s inception date on February 16, 2024 through August 31, 2024. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 9.96% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.75%
Changes in other Variables	2.71%
Fees and Expenses	-0.48%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 16, 2024 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (2/16/24)
FT Vest U.S. Small Cap Moderate Buffer ETF - February	6.98%
Russell 2000® Index	9.96%
Russell 3000® Index	12.85%

Performance Inception Date	Feb. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SFEB for more recent performance information.
Net Assets	$ 66,584,615
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 271,851
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$66,584,615
Total number of portfolio holdings	5
Total advisory fee paid	$271,851
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.7%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000226539 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity DeepBuffer ETF - April
Class Name	FT Vest U.S. Equity DeepBuffer ETF - April
Trading Symbol	DAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - April (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - April	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.20% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.23%
Changes in other Variables	7.82%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 16, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (4/16/21)
FT Vest U.S. Equity Deep Buffer ETF - April	16.20%	5.65%
S&P 500® Index	27.14%	10.98%

Performance Inception Date	Apr. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DAPR for more recent performance information.
Net Assets	$ 238,687,735
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,851,204
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$238,687,735
Total number of portfolio holdings	5
Total advisory fee paid	$1,851,204
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	104.6%
Written Options	(5.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DAPR
C000227832 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - June
Class Name	FT Vest Nasdaq-100® Buffer ETF - June
Trading Symbol	QJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - June (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - June	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 17.51% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 27.30% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	13.97%
Changes in other Variables	4.44%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 18, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (6/18/21)
FT Vest Nasdaq-100® Buffer ETF - June	17.51%	9.50%
Nasdaq-100 Index®	27.30%	11.82%
S&P 500® Index	27.14%	11.67%

Performance Inception Date	Jun. 18, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QJUN for more recent performance information.
Net Assets	$ 484,859,527
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,369,878
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$484,859,527
Total number of portfolio holdings	5
Total advisory fee paid	$3,369,878
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	103.2%
Written Options	(4.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QJUN
C000230296 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity Buffer ETF - September (now known as FT Vest International Equity Moderate Buffer ETF - September)
Class Name	FT Vest International Equity Buffer ETF - September (now known as FT Vest International Equity Moderate Buffer ETF - September)
Trading Symbol	YSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest International Equity Buffer ETF - September (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Buffer ETF - September	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.24% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 19.40% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.98%
Changes in other Variables	4.16%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 17, 2021 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (9/17/21)
FT Vest International Equity Buffer ETF - September	15.24%	4.67%
MSCI EAFE Index	19.40%	4.28%

Performance Inception Date	Sep. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 23, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/YSEP for more recent performance information.
Net Assets	$ 34,253,525
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 296,994
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$34,253,525
Total number of portfolio holdings	5
Total advisory fee paid	$296,994
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	99.8%
Written Options	(0.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective September 23, 2024, the name of the Fund changed from “FT Vest International Equity Buffer ETF - September” to “FT Vest International Equity Moderate Buffer ETF - September”, the Fund’s buffer against Underlying ETF losses increased from 10% to 15%, and the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period. Effective September 18, 2023, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Material Fund Change Name [Text Block]	Effective September 23, 2024, the name of the Fund changed from “FT Vest International Equity Buffer ETF - September” to “FT Vest International Equity Moderate Buffer ETF - September”, the Fund’s buffer against Underlying ETF losses increased from 10% to 15%, and the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/YSEP
C000243241 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Moderate Buffer ETF
Class Name	FT Vest Laddered Moderate Buffer ETF
Trading Symbol	BUFZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Moderate Buffer ETF (the “Fund”) for the period of October 25, 2023 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Moderate Buffer ETF	$16(1) (2)	0.17%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on October 25, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.

Expenses Paid, Amount	$ 16	[43],[44]
Expense Ratio, Percent	0.17%	[43],[45]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 17.47% for the period from the Fund’s inception date on October 25, 2023 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 36.62% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	13.03%
Changes in other Variables	5.31%
Fees and Expenses**	-0.87%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 25, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (10/25/23)
FT Vest Laddered Moderate Buffer ETF	17.47%
S&P 500® Index	36.62%

Performance Inception Date	Oct. 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFZ for more recent performance information.
Net Assets	$ 229,238,047
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 115,183
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$229,238,047
Total number of portfolio holdings	13
Total advisory fee paid	$115,183
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFZ or upon request at 1-800-621-1675 or info@ftportfolios.com.
Pursuant to a contractual agreement, effective August 1, 2024, the Fund’s investment advisor agreed to waive management fees of 0.10% of average daily net assets through December 31, 2025.

Material Fund Change Expenses [Text Block]	Pursuant to a contractual agreement, effective August 1, 2024, the Fund’s investment advisor agreed to waive management fees of 0.10% of average daily net assets through December 31, 2025.
Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFZ
C000244041 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - August
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - August
Trading Symbol	SAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - August	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.76% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 18.47% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.57%
Changes in other Variables	6.09%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 18, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (8/18/23)
FT Vest U.S. Small Cap Moderate Buffer ETF - August	14.76%	15.99%
Russell 2000® Index	18.47%	20.31%
Russell 3000® Index	26.14%	29.05%

Performance Inception Date	Aug. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SAUG for more recent performance information.
Net Assets	$ 58,121,158
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 317,419
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$58,121,158
Total number of portfolio holdings	5
Total advisory fee paid	$317,419
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	104.7%
Written Options	(5.8%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SAUG
C000245573 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - February
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - February
Trading Symbol	XFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (the “Fund”) for the period of February 16, 2024 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	$47(1)	0.85%(2)
(1)	The Fund commenced investment operations on February 16, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 47	[46]
Expense Ratio, Percent	0.85%	[47]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.37% for the period from the Fund’s inception date on February 16, 2024 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 13.67% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.08%
Changes in other Variables	2.75%
Fees and Expenses	-0.46%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 16, 2024 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (2/16/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	6.37%
S&P 500® Index	13.67%

Performance Inception Date	Feb. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XFEB for more recent performance information.
Net Assets	$ 25,501,057
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 133,526
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$25,501,057
Total number of portfolio holdings	6
Total advisory fee paid	$133,526
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	120.9%
Written Options	(21.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000237796 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance& Moderate Buffer ETF - September
Class Name	FT Vest U.S. Equity Enhance& Moderate Buffer ETF - September
Trading Symbol	XSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.00% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.10%
Changes in other Variables	5.75%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 21, 2022 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (9/21/22)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	11.00%	12.79%
S&P 500® Index	27.14%	24.75%

Performance Inception Date	Sep. 21, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XSEP for more recent performance information.
Net Assets	$ 149,680,732
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,123,821
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$149,680,732
Total number of portfolio holdings	6
Total advisory fee paid	$1,123,821
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	138.2%
Written Options	(38.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XSEP
C000240568 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Alternative ETF
Class Name	First Trust Multi-Strategy Alternative ETF
Trading Symbol	LALT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Strategy Alternative ETF (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LALT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Alternative ETF	$21(1)	0.20%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 21	[48]
Expense Ratio, Percent	0.20%	[48]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.49% for the 12 months ended August 31, 2024. The Fund underperformed its benchmark, the Credit Suisse AllHedge Index, which returned 7.01% the same Period.
The overall economic backdrop over the Period was one of solid economic growth and declining inflation. Broad based economic indicators highlighting these trends were:
  Average Quarterly Gross Domestic Product Growth in the prior four calendar quarters (Third Quarter 2023 – Second Quarter 2024) was 3.2%;
  Year-over-year Consumer Price Index continued to decline, falling from 3.7% as of August 31, 2023 to 2.5% as of August 31, 2024;
  Year-over-year increase in real wages, as measured by the U.S. Bureau of Labor Statistics, increased by 0.9%.
U.S. equities, as measured by the S&P 500® Index, dipped in September and October 2023 and then proceeded to rally strongly, ending the Period up 27.14%. A boost to equities during the Period was the market’s increasing confidence that the Federal Reserve (the “Fed”) would lower the Federal Funds target rate in the final four months of 2024 and then throughout 2025. Two-year Treasury rates, in anticipation of the lower Federal Funds target rate, declined by -0.98%, while the Ten-Year Treasury rate, which helps set 30-year mortgage rates, declined by -0.20%.
In response to the macro-economic environment, the Fund increased its holdings of equity long-short exchange-traded funds (“ETFs”). As of August 31, 2024, the Fund held 21.66% in the First Trust Long/Short Equity ETF (“FTLS”), up 11.71% from August 31, 2023. This was beneficial to the Fund as FTLS had the second highest total return of the ETFs held during the Period and contributed more than any other ETF to the Fund’s total return. The top performing ETF held by the Fund, and the second largest contributor to Fund’s total return, was the iShares Gold Trust ETF (“IAU”), which rallied strongly during the second half of the Period as market participants began anticipating that the Fed would likely lower short-term borrowing rates in the second half of 2024. IAU was up 29.08%, 23.51% in the second half of the Period. IAU’s weight within the Fund’s portfolio was increased during the Period, rising from 4.95% to 8.53% as of August 31, 2024. Also increasing in weight during the Period was the Fund’s allocation to the First Trust TCW Unconstrained Plus Bond ETF which returned 8.35% over the Period. The Fund’s weight was increased to 12.50% (up 2.50%) as of the end of the first quarter of the calendar year.
During the Period, the commodity allocation in the First Trust Global Tactical Commodity Strategy Fund (“FTGC”) and the merger arbitrage allocation in the First Trust Merger Arbitrage ETF (“MARB”) were reduced. FTGC’s allocation was reduced from 10.50% to 4.78% and MARB’s allocation was reduced from 11.96% to 5.10%. FTGC was the worst performing allocation during the Period, despite outperforming its benchmark by 1.82%. Commodities were down during the Period as declining inflation rates reduced the attractiveness of commodities to investors seeking inflation hedges. MARB’s total returns for the Period were positive but below the levels available from a risk-free cash allocation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 31, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (1/31/23)
First Trust Multi-Strategy Alternative ETF	5.49%	4.40%
Credit Suisse AllHedge Index	7.01%	5.69%
S&P 500® Index	27.14%	24.85%

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LALT for more recent performance information.
Net Assets	$ 10,416,857
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 10,093
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$10,416,857
Total number of portfolio holdings	8
Total advisory fee paid	$10,093
Portfolio turnover rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Net Other Assets and Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LALT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s principal investment strategies were revised to allow the Fund to invest in exchange-traded products with exposure to credit default swaps. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]
During the fiscal year ended August 31, 2024, the Fund’s principal investment strategies were revised to allow the Fund to invest in exchange-traded products with exposure to credit default swaps. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Risks Change [Text Block]
During the fiscal year ended August 31, 2024, the Fund’s principal investment strategies were revised to allow the Fund to invest in exchange-traded products with exposure to credit default swaps. The Fund’s principal investment strategies and principal risks were revised accordingly.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/LALT
C000241257 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - March
Class Name	FT Vest U.S. EquityModerate Buffer ETF - March
Trading Symbol	GMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - March (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - March	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.69% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.60%
Changes in other Variables	4.94%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 17, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (3/17/23)
FT Vest U.S. Equity Moderate Buffer ETF - March	12.69%	14.96%
S&P 500® Index	27.14%	30.49%

Performance Inception Date	Mar. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GMAR for more recent performance information.
Net Assets	$ 361,427,722
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,733,988
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$361,427,722
Total number of portfolio holdings	5
Total advisory fee paid	$1,733,988
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	103.2%
Written Options	(3.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GMAR
C000242927 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - August
Class Name	FT Vest U.S. EquityModerate Buffer ETF - August
Trading Symbol	GAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2023 to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - August	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.60% for the twelve months ended August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 27.14% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.29%
Changes in other Variables	5.16%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 18, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	1 Year	Since Inception (8/18/23)
FT Vest U.S. Equity Moderate Buffer ETF - August	13.60%	15.06%
S&P 500® Index	27.14%	30.01%

Performance Inception Date	Aug. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GAUG for more recent performance information.
Net Assets	$ 175,027,755
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 874,319
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$175,027,755
Total number of portfolio holdings	5
Total advisory fee paid	$874,319
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.8%
Written Options	(3.9%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GAUG
C000248800 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Moderate Buffer ETF - May
Class Name	FT Vest Nasdaq-100® Moderate Buffer ETF - May
Trading Symbol	QMMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - May (the “Fund”) for the period of May 17, 2024 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMMY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMMY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - May	$27(1)	0.90%(2)
(1)	The Fund commenced investment operations on May 17, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 27	[49]
Expense Ratio, Percent	0.90%	[50]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.97% for the period from the Fund’s inception date on May 17, 2024 through August 31, 2024. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 5.78% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.38%
Changes in other Variables	1.85%
Fees and Expenses	-0.26%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 17, 2024 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (5/17/24)
FT Vest Nasdaq-100® Moderate Buffer ETF - May	3.97%
Nasdaq-100 Index®	5.78%
S&P 500® Index	6.91%

Performance Inception Date	May 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QMMY for more recent performance information.
Net Assets	$ 55,795,965
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 251,368
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$55,795,965
Total number of portfolio holdings	4
Total advisory fee paid	$251,368
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	103.9%
Written Options	(4.7%)
Net Other Assets and Liabilities	0.8%
Total	100.0%

C000249954 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Small Cap Moderate Buffer ETF
Class Name	FT Vest Laddered Small Cap Moderate Buffer ETF
Trading Symbol	BUFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Small Cap Moderate Buffer ETF (the “Fund”) for the period of May 29, 2024 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Small Cap Moderate Buffer ETF	$4(1) (2)	0.15%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on May 29, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.

Expenses Paid, Amount	$ 4	[51],[52]
Expense Ratio, Percent	0.15%	[51],[53]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.65% for the period from the Fund’s inception date on May 29, 2024 through August 31, 2024. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 9.33% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.46%
Changes in other Variables	1.46%
Fees and Expenses**	-0.27%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 29, 2024 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (5/29/24)
FT Vest Laddered Small Cap Moderate Buffer ETF	5.65%
Russell 2000® Index	9.33%
Russell 3000® Index	7.64%

Performance Inception Date	May 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFS for more recent performance information.
Net Assets	$ 10,480,703
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,386
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$10,480,703
Total number of portfolio holdings	5
Total advisory fee paid	$2,386
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFS or upon request at 1-800-621-1675 or info@ftportfolios.com.
Pursuant to a contractual agreement, effective August 1, 2024, the Fund’s investment advisor agreed to waive management fees of 0.10% of average daily net assets through May 21, 2026.

Material Fund Change Expenses [Text Block]	Pursuant to a contractual agreement, effective August 1, 2024, the Fund’s investment advisor agreed to waive management fees of 0.10% of average daily net assets through May 21, 2026.
Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BUFS
C000245576 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - November
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - November
Trading Symbol	XNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (the “Fund”) for the period of November 17, 2023 (commencement of investment operations) to August 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	$70(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 17, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 70	[54]
Expense Ratio, Percent	0.85%	[55]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.14% for the period from the Fund’s inception date on November 17, 2023 through August 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 26.53% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.39%
Changes in other Variables	4.42%
Fees and Expenses	-0.67%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 17, 2023 to August 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2024)	Since Inception (11/17/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	9.14%
S&P 500® Index	26.53%

Performance Inception Date	Nov. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XNOV for more recent performance information.
Net Assets	$ 35,962,841
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 169,319
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2024)
Fund net assets	$35,962,841
Total number of portfolio holdings	6
Total advisory fee paid	$169,319
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	137.6%
Written Options	(38.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

[1]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[2]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[3]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[4]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[5]	The Fund commenced investment operations on October 20, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[6]	Annualized.
[7]	The Fund commenced investment operations on December 15, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[8]	Annualized.
[9]	The Fund commenced investment operations on September 15, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[10]	Annualized.
[11]	The Fund commenced investment operations on April 19, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[12]	Annualized.
[13]	The Fund commenced investment operations on November 17, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[14]	Annualized.
[15]	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[16]	Annualized.
[17]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[18]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[19]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[20]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[21]	The Fund commenced investment operations on September 15, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[22]	Annualized.
[23]	The Fund commenced investment operations on January 19, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[24]	Annualized.
[25]	The Fund commenced investment operations on October 20, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[26]	Annualized.
[27]	The Fund commenced investment operations on May 17, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[28]	Annualized.
[29]	The Fund commenced investment operations on November 17, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[30]	Annualized.
[31]	The Fund commenced investment operations on March 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[32]	Annualized.
[33]	The Fund commenced investment operations on April 19, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[34]	Annualized.
[35]	The Fund commenced investment operations on December 15, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[36]	Annualized.
[37]	The Fund commenced investment operations on August 16, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[38]	Annualized.
[39]	The Fund commenced investment operations on July 19, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[40]	Annualized.
[41]	The Fund commenced investment operations on February 16, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[42]	Annualized.
[43]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[44]	The Fund commenced investment operations on October 25, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[45]	Annualized.
[46]	The Fund commenced investment operations on February 16, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[47]	Annualized.
[48]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[49]	The Fund commenced investment operations on May 17, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[50]	Annualized.
[51]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[52]	The Fund commenced investment operations on May 29, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[53]	Annualized.
[54]	The Fund commenced investment operations on November 17, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[55]	Annualized.